UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23409
American Funds Multi-Sector Income Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class A
| MIAQX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.74%
Management's discussion of fund performance
The fund’s Class A shares gained 7.78% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class A (with sales charge) 2	3.78%	1.94%	4.15%
American Funds Multi-Sector Income Fund — Class A (without sales charge) 2	7.78%	2.72%	4.74%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class A shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important
information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class C
| MIAUX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.44%
Management's discussion of fund performance
The fund’s Class C shares gained 7.03% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class C (with sales charge) 2	6.03%	2.01%	4.28%
American Funds Multi-Sector Income Fund — Class C (without sales charge) 2	7.03%	2.01%	4.28%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of
additio
nal information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Importan
t
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class T
| MIAVX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class T shares gained 8.11% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class T (with sales charge) 2	5.41%	2.52%	4.84%
American Funds Multi-Sector Income Fund — Class T (without sales charge) 2	8.11%	3.04%	5.31%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class T shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important
information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-1
| MIAWX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 77	0.74%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 7.78% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-1 2	7.78%	2.73%	5.00%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-2
| MIAYX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 49	0.47%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 8.06% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-2 2	8.06%	3.01%	4.98%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class F-2 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important
information
To
reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class F-3
| MIAZX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 8.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class F-3 2	8.18%	3.10%	5.06%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class F-3 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-A
| CMBKX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 75	0.72%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.80% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-A (with sales charge) 2	4.03%	2.01%	4.35%
American Funds Multi-Sector Income Fund — Class 529-A (without sales charge) 2	7.80%	2.74%	5.01%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-A shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-C
| CMBLX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.49%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.98% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-C (with sales charge) 2	5.98%	1.98%	4.38%
American Funds Multi-Sector Income Fund — Class 529-C (without sales charge) 2	6.98%	1.98%	4.38%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-C shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-E
| CMBMX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 98	0.94%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 7.56% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-E 2	7.56%	2.56%	4.87%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-T
| CMBNX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 51	0.49%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.05% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-T (with sales charge) 2	5.35%	2.47%	4.79%
American Funds Multi-Sector Income Fund — Class 529-T (without sales charge) 2	8.05%	2.99%	5.26%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-T shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and Pric ewat
erhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-1
| CMBOX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 57	0.55%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.98% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-1 2	7.98%	2.93%	5.21%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class 529-F-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-2
| CMBPX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 47	0.45%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.09% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-2 2	8.09%	3.01%	3.87%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	3.38%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class 529-F-3
| CMBQX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 45	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.11% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class 529-F-3 2	8.11%	3.03%	3.90%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	(0.14) %
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	3.38%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-1
| RMDNX
for the year ended December
31, 2025
T
his annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 145	1.40%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 7.07% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-1 2	7.07%	2.24%	4.54%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-1 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been
lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions )	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since January 1, 2025. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R1
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-1 shares increased from 1.34% to 1.40% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026
, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Lit. No. MFR1ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2
| RMDOX
for the year ended
December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 135	1.30%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 7.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2 2	7.18%	2.16%	4.47%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-2 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-2E
| RMDPX
for the year ended
December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 109	1.05%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 7.48% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-2E 2	7.48%	2.85%	5.14%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-2E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Material fund changes
This is a summary of certain changes to the fund since
January 1, 2025
. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2026 at
capitalgroup.com/mutual-fund-literature-R2E
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R2-E shares increased from 0.87% to 1.05% during the reporting period.
The increase was primarily due to an increase in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was
dismissed and PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Lit. No. MF2EARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-3
| RMDQX
for the year ended
December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 100	0.96%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 7.55% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-3 2	7.55%	2.48%	4.77%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-3 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-4
| RMDRX
for the year ended
December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 69	0.66%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 7.86% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-4 2	7.86%	2.78%	5.07%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-4 shares were first offered on May 1, 2020.
2
Investment results
assume all distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”)
was dismissed
and
PricewaterhouseCoopers
LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5E
| RMDSX
for the year ended December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for the
last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 51	0.49%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 8.04% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5E 2	8.04%	2.95%	5.23%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-5E shares were first offered on May 1, 2020.
2
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-5
| RMDTX
for the year ended
December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 44	0.42%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 8.13% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-5 2	8.13%	3.07%	5.34%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	0.12%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.72%
1
Class R-5 shares were first offered on May 1, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management
and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-126-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Multi-Sector Income Fund
Class R-6
| RMDUX
for the year ended
December 31, 2025
This annual shareholder report contains important information about American Funds Multi-Sector Income Fund (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 8.18% for the year ended December 31, 2025. That result compares with a 7.30% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s
fiscal
year, the U.S. bond market posted strong returns. Corporate bond yields declined during the period but remained near their highest level in more than 15 years. The U.S. Federal Reserve cut its policy rate three times in response to labor market weakness and economic uncertainty, pushing short-term yields lower. Meanwhile, long-term yields remained elevated amid heavy issuance and a steepening yield curve.
The fund’s holdings in investment-grade corporate bonds and high-yield derivatives were particularly additive to results relative to the benchmark. From a rating perspective, high-yield bonds saw returns surpassing those of the overall portfolio, except bonds rated CCC and below.
Conversely, investments in emerging markets debt, opportunistic bonds and high-yield corporate bonds weighed on results relative to the benchmark. Additionally, exposure to forward contracts and cash and money market instruments generated negative returns during the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Multi-Sector Income Fund — Class R-6 2	8.18%	3.11%	5.06%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.36) %	1.67%
American Funds Multi-Sector Income Fund Custom Index 3	9.12%	2.52%	4.08%
1
Class R-6 shares were first offered on March 22, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and J.P. Morgan.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 20,792
Total number of portfolio holdings	2,294
Total advisory fees paid (in millions)	$ 60
Portfolio turnover rate including mortgage dollar roll transactions	102%
Portfolio turnover rate excluding mortgage dollar roll transactions	75%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Changes in and disagreements with accountants
On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-126-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	79,000	3,000	9,000	None
December 31, 2024	135,000	4,000	9,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,119,000
December 31, 2024	2,174,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Multi-Sector Income Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-126-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Bonds, notes & other debt instruments 95.38%	Principal amount (000)	Value (000)
Corporate bonds and notes 65.98%
Financials 12.51%
AG Issuer, LLC 6.25% 3/1/2028 (a)	USD10,034	$10,113
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (a)	10,020	10,002
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (a)	18,313	18,506
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	11,640	11,691
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (a)	2,430	2,523
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	9,595	9,901
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	10,883	11,298
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (b)	EUR100	120
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	6,435	8,264
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	2,605	3,243
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (b)	2,946	3,489
American International Group, Inc. 5.125% 3/27/2033	USD8,927	9,192
American International Group, Inc. 5.45% 5/7/2035	7,309	7,617
AmWINS Group, Inc. 6.375% 2/15/2029 (a)	6,021	6,196
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	19,955	19,641
Aon Corp. 5.35% 2/28/2033	5,932	6,180
Aon North America, Inc. 5.15% 3/1/2029	1,450	1,492
Aon North America, Inc. 5.30% 3/1/2031	1,075	1,121
Aon North America, Inc. 5.45% 3/1/2034	14,570	15,146
Aon North America, Inc. 5.75% 3/1/2054	2,275	2,265
Apollo Global Management, Inc. 5.15% 8/12/2035	2,000	2,005
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	5,835	6,121
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	20,225	21,102
Aretec Group, Inc. 7.50% 4/1/2029 (a)	22,409	22,613
Aretec Group, Inc. 10.00% 8/15/2030 (a)	6,052	6,539
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,995	4,091
Arthur J. Gallagher & Co. 5.00% 2/15/2032	2,669	2,730
Arthur J. Gallagher & Co. 5.15% 2/15/2035	9,418	9,523
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,325	1,273
Athene Holding, Ltd. 6.625% 5/19/2055	40,410	41,188
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	202
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (b)	3,291	3,125
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031) (b)	3,485	3,172
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (b)	9,680	9,821
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	4,357	3,915
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	10,458	9,356
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034) (b)	4,876	5,081
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	5,923	6,168
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (b)	2,000	2,001
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (b)	12,000	12,028
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (b)	1,616	1,615
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	3,930	4,075
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	6,638	6,877
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (b)	6,001	5,995
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)(b)	1,362	1,507
BlackRock Funding, Inc. 5.25% 3/14/2054	15,686	15,048
Blackstone Private Credit Fund 5.95% 7/16/2029	24,336	24,840
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	730	725
Block, Inc. 2.75% 6/1/2026	4,940	4,913
Block, Inc. 5.625% 8/15/2030 (a)	23,302	23,788
Block, Inc. 3.50% 6/1/2031	8,918	8,389
Block, Inc. 6.50% 5/15/2032	35,458	36,895
Block, Inc. 6.00% 8/15/2033 (a)	17,400	17,873
Blue Owl Credit Income Corp. 4.70% 2/8/2027	7,711	7,685
Boost Newco Borrower, LLC 7.50% 1/15/2031 (a)	3,920	4,168
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	16,456	17,573
Bread Financial Holdings, Inc. 6.75% 5/15/2031 (a)	9,410	9,754

1	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Brown & Brown, Inc. 4.90% 6/23/2030	USD3,475	$3,526
Brown & Brown, Inc. 5.25% 6/23/2032	10,481	10,742
Brown & Brown, Inc. 5.55% 6/23/2035	23,032	23,631
Brown & Brown, Inc. 6.25% 6/23/2055	5,476	5,701
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	4,064	4,223
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	19,743	20,546
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	18,455	19,654
Carlyle Group, Inc. (The) 5.05% 9/19/2035	1,000	986
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (b)	4,166	4,465
Chubb INA Holdings, LLC 5.00% 3/15/2034	34,994	35,812
Chubb INA Holdings, LLC 4.90% 8/15/2035	9,165	9,209
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	7,816	7,245
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	2,825	2,835
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (b)	1,616	1,467
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	4,059	3,638
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	28,861	29,537
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (b)	14,906	15,052
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	30,502	29,081
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	30,805	27,490
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	51,108	47,448
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	9,710	8,753
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	7,142	7,624
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (b)	EUR792	957
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	27,351	34,178
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	USD560	569
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (a)	11,195	11,748
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (a)	16,410	17,287
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	4,792	5,007
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	18,340	18,300
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (b)	3,954	4,064
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	16,825	16,921
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (b)	115,810	115,011
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	1,443	1,059
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042) (b)	686	538
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031 (a)	33,177	33,231
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027) (a)(b)	2,000	1,970
Hightower Holding, LLC 6.75% 4/15/2029 (a)	13,200	13,162
Hightower Holding, LLC 9.125% 1/31/2030 (a)	4,250	4,523
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033 (c)	2,129	2,198
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	10,905	11,237
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (a)	3,570	3,688
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (b)	585	587
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (b)	8,965	10,234
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	20,865	21,536
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	10,454	11,047
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (b)	19,050	19,109
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (b)	6,580	7,211
HUB International, Ltd. 5.625% 12/1/2029 (a)	8,454	8,459
HUB International, Ltd. 7.25% 6/15/2030 (a)	13,282	13,952
HUB International, Ltd. 7.375% 1/31/2032 (a)	11,650	12,235
IIFL Finance, Ltd. 8.75% 7/24/2028 (a)	16,478	16,928
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	10,000	11,813
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	15,000	17,836
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	48,129	48,808
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	31,733	32,168
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	37,015	36,607
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	23,645	22,465
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	17,080	16,316
Jane Street Group, LLC 7.125% 4/30/2031 (a)	1,976	2,077
Jane Street Group, LLC 6.75% 5/1/2033 (a)	19,975	20,863
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (b)	5,180	5,166
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	4,719	4,924
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	14,398	14,784

American Funds Multi-Sector Income Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	USD15,919	$16,146
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (b)	16,296	16,250
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	5,367	4,788
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	250	258
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	4,775	5,012
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (b)	13,221	13,133
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	28,165	27,822
KKR & Co., Inc. 5.10% 8/7/2035	3,000	3,002
Korea Exchange Bank 3.25% 3/30/2027 (a)	4,110	4,083
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,865
LPL Holdings, Inc. 4.00% 3/15/2029 (a)	12,895	12,686
LPL Holdings, Inc. 4.375% 5/15/2031 (a)	5,755	5,607
Manappuram Finance, Ltd. 7.375% 5/12/2028	3,968	4,056
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,765	1,802
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	2,830	2,904
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	39,165	39,689
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	2,130	2,091
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25,390	24,463
Mastercard, Inc. 4.95% 3/15/2032	4,910	5,088
Mastercard, Inc. 4.875% 5/9/2034	5,454	5,593
Mastercard, Inc. 4.55% 1/15/2035	16,021	16,030
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	2,282	2,327
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (b)	2,282	2,334
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (b)	2,124	2,252
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	2,774	2,808
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (b)	9,282	9,576
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	1,720	1,774
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	20,789	20,725
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (b)	1,863	1,918
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (b)	94,867	94,063
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (b)	6,429	6,760
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	1,000	989
Navient Corp. 5.00% 3/15/2027	8,925	8,950
Navient Corp. 4.875% 3/15/2028	1,719	1,701
Navient Corp. 5.50% 3/15/2029	14,770	14,673
Navient Corp. 9.375% 7/25/2030	13,028	14,489
Navient Corp. 11.50% 3/15/2031	7,532	8,442
Navient Corp. 7.875% 6/15/2032	22,710	23,787
Navient Corp. 5.625% 8/1/2033	30,120	27,565
OneMain Finance Corp. 7.125% 3/15/2026	483	488
OneMain Finance Corp. 3.875% 9/15/2028	12,500	12,191
OneMain Finance Corp. 6.125% 5/15/2030	24,210	24,741
OneMain Finance Corp. 7.50% 5/15/2031	16,017	16,864
OneMain Finance Corp. 7.125% 11/15/2031	16,180	16,901
OneMain Finance Corp. 7.125% 9/15/2032	15,190	15,800
OneMain Finance Corp. 6.50% 3/15/2033	22,170	22,439
OneMain Finance Corp. 6.75% 9/15/2033	4,875	4,943
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	5,455	5,701
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	9,360	9,786
Oxford Finance, LLC 6.375% 2/1/2027 (a)	4,690	4,707
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (a)	2,370	2,457
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	5,090	5,419
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	6,165	6,458
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	EUR2,970	3,847
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (b)	17,355	21,558
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (b)	USD5,715	5,880
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (b)	16,013	17,199
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	35,533	40,231
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	5,660	5,970
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	19,154	19,820
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	6,109	6,373
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,260
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,297
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,644

3	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027) (b)	USD12,390	$12,125
Rede D’Or Finance SARL 4.50% 1/22/2030 (a)	1,938	1,886
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	16,732	16,974
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	14,660	14,406
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	7,586	7,756
SLM Corp. 6.50% 1/31/2030	695	720
Starwood Property Trust, Inc. 5.75% 1/15/2031 (a)	18,580	18,803
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	3,337	3,451
State Street Corp. 4.784% 10/23/2036 (USD-SOFR + 1.215% on 10/23/2035) (b)	9,405	9,360
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	9,674	9,923
Synchrony Financial 7.25% 2/2/2033	32,939	35,411
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (b)	10,420	10,725
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,875	4,996
Toronto-Dominion Bank (The) 4.808% 6/3/2030	1,750	1,787
TPG Operating Group II, LP 5.375% 1/15/2036	2,000	1,995
Travelers Cos., Inc. 5.05% 7/24/2035	252	256
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	5,130	5,271
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	16,567	17,125
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033) (b)	4,296	4,378
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	22,841	24,312
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	19,988	21,036
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (b)	16,766	16,594
U.S. Bancorp 5.083% 5/15/2031 (USD-SOFR + 1.296% on 5/15/2030) (b)	3,313	3,418
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (b)	2,064	2,211
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	697	702
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	10,803	11,532
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	14,295	15,102
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	33,875	35,220
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	1,824	1,906
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	2,672	2,371
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,710	19,237
USI, Inc. 7.50% 1/15/2032 (a)	5,855	6,144
Voyager Parent, LLC 9.25% 7/1/2032 (a)	10,525	11,175
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	4,330	4,420
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	250	244
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030) (b)	8,905	8,966
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033) (b)	3,725	3,907
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	4,773	5,005
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	2,030	1,748
		2,600,285

Energy 7.81%
3R Lux SARL 9.75% 2/5/2031 (a)	12,441	12,814
AI Candelaria (Spain) SA 5.75% 6/15/2033 (a)	2,135	1,896
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	8,095	8,160
APA Corp. 4.25% 1/15/2030	841	827
APA Corp. 5.25% 2/1/2042	397	338
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	22,885	23,034
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	2,995	3,107
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	8,585	8,891
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	13,295	13,162
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	7,035	7,369
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	1,580	1,678
Borr IHC, Ltd. 10.00% 11/15/2028 (a)	22,636	22,780
Borr IHC, Ltd. 10.375% 11/15/2030 (a)	2,725	2,720
Caturus Energy, LLC 8.50% 2/15/2030 (a)	3,140	3,273
Chevron Corp. 2.236% 5/11/2030	4,875	4,524
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	4,955	5,171
Civitas Resources, Inc. 8.375% 7/1/2028 (a)	14,520	14,979
Civitas Resources, Inc. 8.625% 11/1/2030 (a)	4,065	4,263
Civitas Resources, Inc. 8.75% 7/1/2031 (a)	24,235	25,172
Civitas Resources, Inc. 9.625% 6/15/2033 (a)	15,475	16,718
CNX Resources Corp. 6.00% 1/15/2029 (a)	9,894	9,973

American Funds Multi-Sector Income Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
CNX Resources Corp. 7.375% 1/15/2031 (a)	USD6,720	$6,984
CNX Resources Corp. 7.25% 3/1/2032 (a)	16,755	17,502
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	10,515	10,546
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	19,925	19,394
ConocoPhillips Co. 3.80% 3/15/2052	1,311	967
ConocoPhillips Co. 5.55% 3/15/2054	968	932
ConocoPhillips Co. 5.50% 1/15/2055	1,540	1,475
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	33,065	34,421
Crescent Energy Finance, LLC 9.25% 2/15/2028 (a)	18,963	19,622
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	16,455	15,965
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	10,875	10,327
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	5,875	5,839
Devon Energy Corp. 5.75% 9/15/2054	15,780	14,510
Diamondback Energy, Inc. 5.15% 1/30/2030	6,068	6,249
Diamondback Energy, Inc. 5.40% 4/18/2034	18,506	18,955
Diamondback Energy, Inc. 5.75% 4/18/2054	9,976	9,438
Diamondback Energy, Inc. 5.90% 4/18/2064	6,690	6,322
DT Midstream, Inc. 4.125% 6/15/2029 (a)	1,700	1,678
DT Midstream, Inc. 4.375% 6/15/2031 (a)	10,020	9,813
Ecopetrol SA 8.625% 1/19/2029	3,196	3,428
Ecopetrol SA 7.75% 2/1/2032	15,485	15,956
Ecopetrol SA 8.875% 1/13/2033	24,955	26,668
Ecopetrol SA 8.375% 1/19/2036	8,850	9,114
EIG Pearl Holdings SARL 3.545% 8/31/2036	11,138	10,337
Empresa Nacional del Petroleo 5.95% 7/30/2034 (a)	625	655
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	4,855	4,708
Energy Transfer, LP 6.00% 2/1/2029 (a)	1,165	1,178
Energy Transfer, LP 5.20% 4/1/2030	3,885	4,004
Energy Transfer, LP 7.375% 2/1/2031 (a)	291	302
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,493	1,521
EOG Resources, Inc. 4.40% 7/15/2028	558	564
EOG Resources, Inc. 4.375% 4/15/2030	3,275	3,298
EOG Resources, Inc. 5.65% 12/1/2054	209	205
EOG Resources, Inc. 5.95% 7/15/2055	3,510	3,577
EQT Corp. 4.50% 1/15/2029	4,087	4,098
EQT Corp. 4.75% 1/15/2031	5,304	5,341
EQT Corp. 3.625% 5/15/2031 (a)	5,514	5,189
Expand Energy Corp. 5.875% 2/1/2029 (a)	2,229	2,229
Expand Energy Corp. 4.75% 2/1/2032	1,016	1,003
Exxon Mobil Corp. 2.61% 10/15/2030	5,545	5,201
Exxon Mobil Corp. 3.452% 4/15/2051	6,605	4,744
FORESEA Holding SA 7.50% 6/15/2030	3,560	3,514
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	10,817	9,224
Genesis Energy, LP 8.25% 1/15/2029	6,985	7,314
Genesis Energy, LP 8.875% 4/15/2030	6,989	7,386
Genesis Energy, LP 7.875% 5/15/2032	5,795	6,045
GeoPark, Ltd. 8.75% 1/31/2030 (a)	30,766	28,766
GeoPark, Ltd. 8.75% 1/31/2030	1,494	1,397
Global Partners, LP 8.25% 1/15/2032 (a)	4,320	4,568
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	4,550	4,765
Guara Norte SARL 5.198% 6/15/2034	3,638	3,554
Guara Norte SARL 5.198% 6/15/2034 (a)	1,400	1,367
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	5,153	5,328
Harvest Midstream I, LP 7.50% 9/1/2028 (a)	10,930	11,100
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	4,460	4,652
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,610	1,646
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	5,430	5,518
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	7,201	7,025
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	6,020	5,746
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	7,915	7,479
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	17,439	17,882
Hilcorp Energy I, LP 6.875% 5/15/2034 (a)	2,805	2,632
Kodiak Gas Services, LLC 7.25% 2/15/2029 (a)	3,800	3,956
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	4,980	5,088
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	4,980	5,123
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (a)	6,725	6,666

5	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Leviathan Bond, Ltd. 6.75% 6/30/2030 (a)	USD8,090	$8,245
Matador Resources Co. 6.25% 4/15/2033 (a)	13,040	13,107
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(d)	27	— (e)
Modec Finance BV 7.84% 7/15/2026 (c)(f)	9,000	9,113
MPLX, LP 5.40% 9/15/2035	11,387	11,476
Murphy Oil Corp. 6.00% 10/1/2032	6,585	6,583
MV24 Capital BV 6.748% 6/1/2034	5,685	5,647
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	15,870	16,652
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	6,350	6,245
NFE Financing, LLC 12.00% 11/15/2029 (a)(d)	209,996	60,899
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	5,161	5,360
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	9,690	10,041
Noble Finance II, LLC 8.00% 4/15/2030 (a)	22,900	23,806
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	16,195	16,371
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	6,345	6,182
Occidental Petroleum Corp. 4.40% 8/15/2049	1,907	1,438
Oleoducto Central SA 4.00% 7/14/2027 (a)	4,310	4,256
Oleoducto Central SA 4.00% 7/14/2027	950	938
Permian Resources Operating, LLC 8.00% 4/15/2027 (a)	3,960	4,025
Permian Resources Operating, LLC 5.875% 7/1/2029 (a)	10,645	10,742
Permian Resources Operating, LLC 9.875% 7/15/2031 (a)	6,846	7,382
Permian Resources Operating, LLC 7.00% 1/15/2032 (a)	7,905	8,269
Permian Resources Operating, LLC 6.25% 2/1/2033 (a)	4,660	4,782
Petroleos Mexicanos 8.75% 6/2/2029	9,606	10,304
Petroleos Mexicanos 6.84% 1/23/2030	19,000	19,306
Petroleos Mexicanos 5.95% 1/28/2031	16,100	15,592
Petroleos Mexicanos 6.70% 2/16/2032	13,441	13,414
Petroleos Mexicanos 10.00% 2/7/2033	21,295	24,690
Petroleos Mexicanos 6.375% 1/23/2045	1,432	1,158
Petroleos Mexicanos 6.75% 9/21/2047	3,514	2,892
Petroleos Mexicanos 6.35% 2/12/2048	582	457
Petroleos Mexicanos 7.69% 1/23/2050	3,705	3,323
Petroleos Mexicanos 6.95% 1/28/2060	8,653	7,050
Pluspetrol SA 8.125% 5/18/2031 (a)	5,000	4,970
Pluspetrol SA 8.50% 5/30/2032 (a)	14,188	14,437
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,405
Raizen Fuels Finance SA 6.25% 7/8/2032	3,366	2,832
Raizen Fuels Finance SA 6.45% 3/5/2034	3,134	2,558
Raizen Fuels Finance SA 6.45% 3/5/2034 (a)	2,255	1,841
Raizen Fuels Finance SA 6.70% 2/25/2037 (a)	16,930	13,704
Range Resources Corp. 8.25% 1/15/2029	5,120	5,225
Range Resources Corp. 4.75% 2/15/2030 (a)	2,920	2,884
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (a)	11,563	11,798
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (a)	882	870
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	5,395	5,614
Shell Finance US, Inc. 2.75% 4/6/2030	6,236	5,920
Shell Finance US, Inc. 3.25% 4/6/2050	24	17
Shell Finance US, Inc. 3.00% 11/26/2051 (a)	14,693	9,464
SM Energy Co. 6.50% 7/15/2028	590	599
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	4,820	4,639
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	12,930	13,416
Sunoco, LP 6.00% 4/15/2027	5,000	5,025
Sunoco, LP 7.00% 5/1/2029 (a)	30,180	31,494
Sunoco, LP 4.50% 5/15/2029	7,096	6,972
Sunoco, LP 4.50% 4/30/2030	430	420
Sunoco, LP 5.625% 3/15/2031 (a)	6,200	6,249
Sunoco, LP 7.25% 5/1/2032 (a)	11,475	12,141
Sunoco, LP 6.25% 7/1/2033 (a)	2,565	2,629
Sunoco, LP 5.875% 3/15/2034 (a)	7,795	7,798
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(b)	8,855	9,103
Superior Plus, LP 4.50% 3/15/2029 (a)	4,698	4,589
Talos Production, Inc. 9.00% 2/1/2029 (a)	10,630	11,075
Talos Production, Inc. 9.375% 2/1/2031 (a)	14,475	15,126
Targa Resources Corp. 5.65% 2/15/2036	9,945	10,226
Targa Resources Partners, LP 4.875% 2/1/2031	774	779

American Funds Multi-Sector Income Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
TotalEnergies Capital International SA 3.127% 5/29/2050	USD10,211	$6,815
TotalEnergies Capital SA 5.488% 4/5/2054	1,225	1,185
TotalEnergies Capital SA 5.275% 9/10/2054	3,025	2,845
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	4,111	4,230
Transocean International, Ltd. 8.75% 2/15/2030 (a)	18,238	19,066
Transocean International, Ltd. 7.875% 10/15/2032 (a)	4,750	4,983
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (a)	9,938	10,156
Transocean, Inc. 8.25% 5/15/2029 (a)	13,645	13,761
Transocean, Inc. 7.50% 4/15/2031	4,260	4,042
Transocean, Inc. 8.50% 5/15/2031 (a)	11,700	11,597
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (a)	10,930	11,378
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (a)	945	936
USA Compression Partners, LP 7.125% 3/15/2029 (a)	10,385	10,755
USA Compression Partners, LP 6.25% 10/1/2033 (a)	4,280	4,333
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	6,714	6,299
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	5,639	5,713
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	16,665	15,176
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	3,000	2,574
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	4,835	4,657
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	23,245	23,129
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	25,644	26,508
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	8,555	8,717
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	21,775	23,540
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	18,080	18,527
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	12,705	12,988
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	16,640	18,229
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	16,345	16,750
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (a)	30,573	31,452
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (a)	22,810	22,822
Vital Energy, Inc. 7.875% 4/15/2032 (a)	15,590	15,371
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	12,105	12,249
YPF SA 8.75% 9/11/2031 (a)	1,150	1,192
YPF SA 8.25% 1/17/2034 (a)	2,710	2,776
		1,623,164

Health care 7.62%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	12,565	13,077
AbbVie, Inc. 4.80% 3/15/2029	22,405	22,960
AbbVie, Inc. 3.20% 11/21/2029	7,790	7,557
AbbVie, Inc. 5.05% 3/15/2034	74,959	77,060
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,162
AbbVie, Inc. 5.40% 3/15/2054	1,773	1,725
AbbVie, Inc. 5.50% 3/15/2064	1,566	1,522
AdaptHealth, LLC 6.125% 8/1/2028 (a)	2,003	2,026
AdaptHealth, LLC 4.625% 8/1/2029 (a)	8,996	8,755
AdaptHealth, LLC 5.125% 3/1/2030 (a)	10,466	10,258
Amgen, Inc. 5.15% 3/2/2028	20,440	20,922
Amgen, Inc. 5.25% 3/2/2030	28,197	29,280
Amgen, Inc. 4.20% 3/1/2033	10,130	9,906
Amgen, Inc. 5.25% 3/2/2033	44,211	45,779
Amgen, Inc. 5.60% 3/2/2043	2,620	2,637
Amgen, Inc. 4.875% 3/1/2053	4,817	4,243
Amgen, Inc. 5.65% 3/2/2053	9,518	9,326
Amgen, Inc. 5.75% 3/2/2063	14,518	14,177
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	1,525	1,613
Ascension Health 4.923% 11/15/2035	8,176	8,192
AstraZeneca Finance, LLC 5.00% 2/26/2034	9,607	9,946
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	5,511	5,499
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	5,435	5,410
Avantor Funding, Inc. 3.875% 11/1/2029 (a)	12,500	12,009
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	20,390	20,205
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	5,899	3,869
Baxter International, Inc. 1.915% 2/1/2027	905	884
Baxter International, Inc. 2.272% 12/1/2028	1,125	1,062
Baxter International, Inc. 4.45% 2/15/2029	813	816

7	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Baxter International, Inc. 4.90% 12/15/2030	USD3,547	$3,576
Baxter International, Inc. 2.539% 2/1/2032	1,954	1,703
Baxter International, Inc. 5.65% 12/15/2035	49,624	50,239
Baxter International, Inc. 3.132% 12/1/2051	8,377	5,277
Bristol-Myers Squibb Co. 5.10% 2/22/2031	943	982
Bristol-Myers Squibb Co. 2.95% 3/15/2032	1,425	1,323
Bristol-Myers Squibb Co. 5.20% 2/22/2034	8,737	9,086
Bristol-Myers Squibb Co. 5.50% 2/22/2044	4,114	4,126
Bristol-Myers Squibb Co. 5.55% 2/22/2054	26,906	26,442
Centene Corp. 2.45% 7/15/2028	2,337	2,190
Centene Corp. 3.00% 10/15/2030	435	390
Centene Corp. 2.50% 3/1/2031	27,627	23,873
Centene Corp. 2.625% 8/1/2031	40,192	34,599
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	3,503	3,474
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (a)	1,200	1,069
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	4,055	3,816
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	5,278	5,767
Cigna Group (The) 4.875% 9/15/2032	1,375	1,393
Cigna Group (The) 5.25% 2/15/2034	2,129	2,193
Cigna Group (The) 5.25% 1/15/2036	21,400	21,800
Cigna Group (The) 6.00% 1/15/2056	14,159	14,570
CVS Health Corp. 1.75% 8/21/2030	3,510	3,119
CVS Health Corp. 5.00% 9/15/2032	4,764	4,864
CVS Health Corp. 5.45% 9/15/2035	57,307	58,682
CVS Health Corp. 6.00% 6/1/2044	19,360	19,473
CVS Health Corp. 6.05% 6/1/2054	17,605	17,516
CVS Health Corp. 6.20% 9/15/2055	25,680	26,092
CVS Health Corp. 6.00% 6/1/2063	1,429	1,386
CVS Health Corp. 6.25% 9/15/2065	10,000	10,073
DaVita, Inc. 4.625% 6/1/2030 (a)	41,622	40,501
DaVita, Inc. 6.875% 9/1/2032 (a)	4,232	4,408
DaVita, Inc. 6.75% 7/15/2033 (a)	11,575	12,011
Elevance Health, Inc. 5.00% 1/15/2036	32,500	32,320
Elevance Health, Inc. 5.70% 9/15/2055	12,500	12,255
Eli Lilly and Co. 4.60% 8/14/2034	6,292	6,313
Eli Lilly and Co. 5.10% 2/12/2035	7,569	7,828
Eli Lilly and Co. 4.90% 10/15/2035	8,005	8,159
EMD Finance, LLC 4.625% 10/15/2032 (a)	2,675	2,683
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (a)	19,209	20,327
Fortrea Holdings, Inc. 7.50% 7/1/2030 (a)	516	528
Gilead Sciences, Inc. 5.25% 10/15/2033	8,456	8,889
Gilead Sciences, Inc. 5.10% 6/15/2035	21,255	21,794
Gilead Sciences, Inc. 2.80% 10/1/2050	225	143
Grifols SA 7.50% 5/1/2030	EUR15,299	18,935
Humana, Inc. 5.375% 4/15/2031	USD2,200	2,275
Humana, Inc. 5.75% 4/15/2054	4,944	4,673
IQVIA, Inc. 5.00% 10/15/2026 (a)	7,845	7,845
IQVIA, Inc. 6.50% 5/15/2030 (a)	4,305	4,469
IQVIA, Inc. 6.25% 6/1/2032 (a)	13,355	13,972
Johnson & Johnson 4.90% 6/1/2031	16,330	17,057
Johnson & Johnson 4.85% 3/1/2032	3,930	4,079
Johnson & Johnson 4.95% 6/1/2034	8,275	8,693
Johnson & Johnson 5.00% 3/1/2035	4,375	4,557
Johnson & Johnson 5.25% 6/1/2054	2,185	2,188
Medline Borrower, LP 3.875% 4/1/2029 (a)	25,545	24,958
Medline Borrower, LP 6.25% 4/1/2029 (a)	7,058	7,305
Medline Borrower, LP 5.25% 10/1/2029 (a)	19,735	19,853
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	21,475	22,082
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	8,740	7,954
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	5,354	5,463
Organon & Co. 4.125% 4/30/2028 (a)	3,760	3,680
Owens & Minor, Inc. 4.50% 3/31/2029 (a)	29,499	20,047
Owens & Minor, Inc. 6.625% 4/1/2030 (a)	36,277	23,183
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	6,820	6,648
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	388
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,425	2,451

American Funds Multi-Sector Income Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	USD8,745	$8,424
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	18,017	17,072
Pfizer, Inc. 4.50% 11/15/2032	1,450	1,454
Pfizer, Inc. 4.875% 11/15/2035	2,200	2,207
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (a)(g)	11,511	11,093
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	6,470	6,767
Rede D’Or Finance SARL 4.95% 1/17/2028	590	591
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,521
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	231	205
Roche Holdings, Inc. 4.985% 3/8/2034 (a)	9,098	9,372
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	3,214	3,208
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	2,645	2,565
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	16,415	17,237
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	12,085	12,239
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	59,751	60,887
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	4,152	4,204
Tenet Healthcare Corp. 5.125% 11/1/2027	1,120	1,126
Tenet Healthcare Corp. 6.125% 10/1/2028	5,236	5,263
Tenet Healthcare Corp. 4.25% 6/1/2029	11,450	11,289
Tenet Healthcare Corp. 6.75% 5/15/2031	23,610	24,579
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	5,319	5,339
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	27,355	28,411
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	20,845	21,097
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,070	8,887
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	28,166	32,467
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	4,590	4,821
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	29,615	22,435
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	13,950	14,482
UnitedHealth Group, Inc. 5.15% 7/15/2034	11,567	11,851
UnitedHealth Group, Inc. 5.30% 6/15/2035	46,275	47,929
UnitedHealth Group, Inc. 5.50% 7/15/2044	16,454	16,342
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,518	6,746
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	150
UnitedHealth Group, Inc. 4.75% 5/15/2052	1,210	1,045
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,760	5,656
UnitedHealth Group, Inc. 5.95% 6/15/2055	27,130	27,877
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	138
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	127
Viatris, Inc. 4.00% 6/22/2050	7,033	4,687
		1,584,674

Consumer discretionary 6.69%
Acushnet Co. 5.625% 12/1/2033 (a)	845	857
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,788	1,829
Advance Auto Parts, Inc. 3.90% 4/15/2030	15,237	13,999
Advance Auto Parts, Inc. 7.00% 8/1/2030 (a)	1,450	1,463
Advance Auto Parts, Inc. 3.50% 3/15/2032	35,497	30,251
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	29,020	29,156
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,260	6,601
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	4,560	4,627
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	6,344	6,261
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	8,155	8,077
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	22,420	23,356
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	12,695	13,220
Amazon.com, Inc. 4.10% 11/20/2030	10,540	10,555
Amazon.com, Inc. 4.65% 11/20/2035	9,883	9,847
Amazon.com, Inc. 3.95% 4/13/2052	1,695	1,324
Amazon.com, Inc. 5.45% 11/20/2055	1,668	1,629
Amazon.com, Inc. 5.55% 11/20/2065	1,730	1,679
Arcos Dorados BV 6.125% 5/27/2029 (a)	2,000	2,056
Arcos Dorados BV 6.125% 5/27/2029	460	473
Arcos Dorados BV 6.375% 1/29/2032 (a)	1,155	1,225
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	13,235	13,021
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	2,250	2,188
AutoNation, Inc. 5.89% 3/15/2035	30,000	31,109

9	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Bath & Body Works, Inc. 6.875% 11/1/2035	USD1,712	$1,734
Bath & Body Works, Inc. 6.75% 7/1/2036	2,040	2,027
Boyd Gaming Corp. 4.75% 12/1/2027	10,765	10,757
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	3,390	3,314
Boyne USA, Inc. 4.75% 5/15/2029 (a)	16,015	15,807
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	6,774	6,502
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	22,675	23,494
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	8,950	9,173
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	2,610	2,540
Carnival Corp. 5.125% 5/1/2029 (a)	20,385	20,621
Carnival Corp. 7.00% 8/15/2029 (a)	19,745	20,734
Carnival Corp. 5.75% 3/15/2030 (a)	25,000	25,731
Carnival Corp. 5.75% 8/1/2032 (a)	26,250	26,973
Carnival Corp. 6.125% 2/15/2033 (a)	12,545	12,960
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	7,795	8,363
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	15,228	14,807
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	1,559	1,483
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	14,760	14,398
Flutter Treasury DAC 5.875% 6/4/2031 (a)	3,202	3,248
Ford Motor Co. 3.25% 2/12/2032	19,660	17,332
Ford Motor Co. 4.75% 1/15/2043	4,833	3,831
Ford Motor Co. 5.291% 12/8/2046	12,381	10,308
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,000	991
Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,500	2,539
Ford Motor Credit Co., LLC 4.95% 5/28/2027	11,440	11,489
Ford Motor Credit Co., LLC 3.815% 11/2/2027	14,275	14,064
Ford Motor Credit Co., LLC 5.918% 3/20/2028	26,535	27,167
Ford Motor Credit Co., LLC 6.798% 11/7/2028	10,468	10,986
Ford Motor Credit Co., LLC 7.20% 6/10/2030	4,305	4,618
Ford Motor Credit Co., LLC 5.73% 9/5/2030	37,685	38,280
Ford Motor Credit Co., LLC 6.054% 11/5/2031	9,878	10,132
Ford Motor Credit Co., LLC 6.532% 3/19/2032	16,780	17,555
Ford Motor Credit Co., LLC 7.122% 11/7/2033	25,117	26,989
Ford Motor Credit Co., LLC 6.125% 3/8/2034	11,517	11,708
Ford Motor Credit Co., LLC 6.50% 2/7/2035	59,205	61,359
Ford Motor Credit Co., LLC 5.869% 10/31/2035	14,349	14,177
General Motors Financial Co., Inc. 5.45% 9/6/2034	16,723	16,971
General Motors Financial Co., Inc. 5.90% 1/7/2035	4,557	4,754
General Motors Financial Co., Inc. 6.15% 7/15/2035	25,717	27,112
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	37,615	34,105
Genting New York, LLC 7.25% 10/1/2029 (a)	3,525	3,617
Gildan Activewear, Inc. 5.40% 10/7/2035 (a)	6,010	6,000
Grand Canyon University 4.375% 10/1/2026	3,269	3,293
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	5,625	5,686
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	7,615	7,645
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (a)	12,385	11,866
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (a)	12,620	12,922
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (a)	5,975	6,019
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	470	457
Home Depot, Inc. 1.375% 3/15/2031	2,216	1,925
Home Depot, Inc. 4.85% 6/25/2031	10,387	10,745
Home Depot, Inc. 4.95% 6/25/2034	15,457	15,814
Home Depot, Inc. 4.65% 9/15/2035	1,050	1,041
Home Depot, Inc. 3.125% 12/15/2049	135	92
Home Depot, Inc. 5.30% 6/25/2054	3,252	3,113
Home Depot, Inc. 5.40% 6/25/2064	10,747	10,291
Hyundai Capital America 4.875% 6/23/2027 (a)	4,434	4,484
International Game Technology PLC 5.25% 1/15/2029 (a)	1,670	1,672
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	11,848	11,681
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	6,555	6,937
Levi Strauss & Co. 3.50% 3/1/2031 (a)	11,920	11,146
Light and Wonder International, Inc. 7.25% 11/15/2029 (a)	7,335	7,537
Light and Wonder International, Inc. 7.50% 9/1/2031 (a)	5,195	5,430
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	5,575	5,647
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	5,175	5,007
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	7,090	7,144

American Funds Multi-Sector Income Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	USD250	$240
Macy’s Retail Holdings, LLC 6.125% 3/15/2032 (a)	960	973
Marriott International, Inc. 5.35% 3/15/2035	6,540	6,733
McDonald’s Corp. 5.00% 5/17/2029	2,741	2,822
Meituan 5.125% 11/5/2035 (a)	2,170	2,149
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (a)	5,400	5,685
Motherson Global Investments BV 5.625% 7/11/2029	1,500	1,533
NCL Finance, Ltd. 6.125% 3/15/2028 (a)	2,420	2,497
Newell Brands, Inc. 8.50% 6/1/2028 (a)	5,965	6,262
Newell Brands, Inc. 6.375% 5/15/2030	14,400	14,081
Newell Brands, Inc. 6.625% 5/15/2032	31,000	30,117
Newell Brands, Inc. 7.375% 4/1/2036	28,115	26,440
Newell Brands, Inc. 7.50% 4/1/2046	8,030	6,711
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	1,805	1,782
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	11,425	11,999
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	10,080	10,716
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	46,240	49,177
Party City Holdings, Inc. 0% 10/12/2028 (f)(h)	50	— (e)
Party City Holdings, Inc. 0% 8/27/2030 (f)	7,834	157
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	5,289	5,458
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	8,155	8,081
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	2,095	2,186
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026 (a)	888	888
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (a)	14,325	14,589
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	29,550	29,685
Sally Holdings, LLC 6.75% 3/1/2032	8,589	8,980
Sands China, Ltd. 4.375% 6/18/2030	6,485	6,405
Sands China, Ltd. 3.25% 8/8/2031	1,500	1,388
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	10,610	9,437
Service Corp. International 5.75% 10/15/2032	5,890	6,002
Sonic Automotive, Inc. 4.625% 11/15/2029 (a)	14,200	13,949
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	7,680	7,451
Starbucks Corp. 4.80% 5/15/2030	1,725	1,761
Starbucks Corp. 5.00% 2/15/2034	1,930	1,972
Starbucks Corp. 5.40% 5/15/2035	4,971	5,172
Station Casinos, LLC 6.625% 3/15/2032 (a)	5,385	5,537
Studio City Finance, Ltd. 5.00% 1/15/2029	1,965	1,899
TopBuild Corp. 5.625% 1/31/2034 (a)	6,885	6,968
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,295	5,198
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	19,935	19,580
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	4,840	4,936
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	5,875	6,100
Valvoline, Inc. 3.625% 6/15/2031 (a)	8,825	8,118
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	1,690	1,789
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	12,955	12,833
Wynn Macau, Ltd. 5.625% 8/26/2028	4,100	4,102
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	10,689	10,759
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	17,524	18,973
ZF North America Capital, Inc. 6.75% 4/23/2030 (a)	7,300	7,219
		1,390,636

Communication services 6.62%
Alphabet, Inc. 4.375% 11/15/2032	7,882	7,911
Alphabet, Inc. 4.70% 11/15/2035	20,067	20,080
Alphabet, Inc. 5.25% 5/15/2055	732	702
Alphabet, Inc. 5.45% 11/15/2055	986	968
Alphabet, Inc. 5.30% 5/15/2065	1,012	953
Altice France 6.50% 4/15/2032 (a)	27,430	26,313
Altice France 6.875% 7/15/2032 (a)	30,430	29,201
AT&T, Inc. 5.375% 8/15/2035	1,000	1,025
AT&T, Inc. 3.50% 9/15/2053	10,575	7,082
AT&T, Inc. 3.55% 9/15/2055	10,615	7,074
CCO Holdings, LLC 5.00% 2/1/2028 (a)	33,689	33,441
CCO Holdings, LLC 6.375% 9/1/2029 (a)	3,095	3,139
CCO Holdings, LLC 4.75% 3/1/2030 (a)	19,736	18,861

11	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
CCO Holdings, LLC 4.50% 8/15/2030 (a)	USD6,881	$6,483
CCO Holdings, LLC 4.25% 2/1/2031 (a)	19,255	17,704
CCO Holdings, LLC 4.75% 2/1/2032 (a)	904	827
CCO Holdings, LLC 4.50% 5/1/2032	13,772	12,370
CCO Holdings, LLC 4.50% 6/1/2033 (a)	21,577	18,912
CCO Holdings, LLC 4.25% 1/15/2034 (a)	28,244	24,042
Charter Communications Operating, LLC 6.10% 6/1/2029	2,197	2,294
Charter Communications Operating, LLC 4.40% 4/1/2033	11,000	10,366
Charter Communications Operating, LLC 6.65% 2/1/2034	9,680	10,203
Charter Communications Operating, LLC 6.384% 10/23/2035	8,565	8,847
Charter Communications Operating, LLC 4.80% 3/1/2050	13,008	9,781
Charter Communications Operating, LLC 3.70% 4/1/2051	52,596	33,237
Charter Communications Operating, LLC 3.90% 6/1/2052	29,758	19,233
Charter Communications Operating, LLC 5.25% 4/1/2053	26,312	20,844
Charter Communications Operating, LLC 6.70% 12/1/2055	253	243
Charter Communications Operating, LLC 3.85% 4/1/2061	7,140	4,261
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	6,335	6,344
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	725	721
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (a)	7,600	7,985
Comcast Corp. 2.887% 11/1/2051	1,505	881
Comcast Corp. 5.65% 6/1/2054	10,090	9,466
Connect Finco SARL 9.00% 9/15/2029 (a)	72,270	76,750
CSC Holdings, LLC 5.50% 4/15/2027 (a)	4,570	3,922
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	10,947	11,017
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	33,225	33,658
Discovery Communications, LLC 3.625% 5/15/2030	1,000	922
Discovery Communications, LLC 3.625% 5/15/2030	250	218
DISH Network Corp. 11.75% 11/15/2027 (a)	37,056	38,590
EchoStar Corp. 10.75% 11/30/2029	48,073	53,196
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	34,998	35,898
Embarq, LLC 7.995% 6/1/2036	10,795	4,480
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (a)	875	877
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (a)	20,690	20,860
Frontier Communications Holdings, LLC 5.875% 11/1/2029	13,011	13,180
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (a)	10,781	10,973
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (a)	850	889
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (a)	3,655	3,858
Gray Media, Inc. 10.50% 7/15/2029 (a)	14,899	16,048
Gray Media, Inc. 4.75% 10/15/2030 (a)	5,772	4,482
Gray Media, Inc. 5.375% 11/15/2031 (a)	12,807	9,615
Gray Media, Inc. 9.625% 7/15/2032 (a)	14,915	15,490
Lamar Media Corp. 3.625% 1/15/2031	6,500	6,124
Lamar Media Corp. 5.375% 11/1/2033 (a)	5,190	5,162
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(d)(g)	2,577	657
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	7,725	8,062
Meta Platforms, Inc. 4.60% 11/15/2032	6,282	6,334
Meta Platforms, Inc. 4.875% 11/15/2035	54,741	54,689
Meta Platforms, Inc. 5.50% 11/15/2045	14,386	13,978
Meta Platforms, Inc. 4.45% 8/15/2052	38,715	31,529
Meta Platforms, Inc. 5.40% 8/15/2054	5,275	4,912
Meta Platforms, Inc. 5.625% 11/15/2055	30,774	29,559
Meta Platforms, Inc. 5.75% 11/15/2065	14,790	14,120
News Corp. 3.875% 5/15/2029 (a)	17,372	16,860
Nexstar Media, Inc. 5.625% 7/15/2027 (a)	3,695	3,717
Nexstar Media, Inc. 4.75% 11/1/2028 (a)	16,685	16,573
Paramount Global 4.95% 5/19/2050	1,000	701
PLDT, Inc. 2.50% 1/23/2031	5,500	5,033
SBA Tower Trust 1.631% 11/15/2026 (a)	3,870	3,787
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	1,000	1,045
Sirius XM Radio, LLC 3.125% 9/1/2026 (a)	2,235	2,222
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	9,975	9,764
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	16,910	17,058
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	28,210	26,849
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	35,635	32,841
Snap, Inc. 6.875% 3/1/2033 (a)	35,560	36,877
TEGNA, Inc. 5.00% 9/15/2029	14,430	14,314

American Funds Multi-Sector Income Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Tencent Holdings, Ltd. 3.975% 4/11/2029	USD1,070	$1,069
Tencent Holdings, Ltd. 3.68% 4/22/2041	328	277
Tencent Holdings, Ltd. 3.24% 6/3/2050	3,099	2,223
Tencent Holdings, Ltd. 3.24% 6/3/2050 (a)	775	556
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,218	4,935
T-Mobile USA, Inc. 3.875% 4/15/2030	300	295
T-Mobile USA, Inc. 2.55% 2/15/2031	6,758	6,176
Univision Communications, Inc. 8.00% 8/15/2028 (a)	2,975	3,083
Univision Communications, Inc. 4.50% 5/1/2029 (a)	45,329	43,577
Univision Communications, Inc. 7.375% 6/30/2030 (a)	21,601	22,033
Univision Communications, Inc. 8.50% 7/31/2031 (a)	19,865	20,768
Univision Communications, Inc. 9.375% 8/1/2032 (a)	34,050	36,622
Verizon Communications, Inc. 1.75% 1/20/2031	3,301	2,907
Verizon Communications, Inc. 2.55% 3/21/2031	853	779
Verizon Communications, Inc. 2.355% 3/15/2032	965	851
Verizon Communications, Inc. 4.75% 1/15/2033	2,708	2,707
Verizon Communications, Inc. 5.00% 1/15/2036	15,995	15,865
Verizon Communications, Inc. 5.75% 11/30/2045	2,597	2,580
Verizon Communications, Inc. 5.875% 11/30/2055	2,925	2,892
Verizon Communications, Inc. 6.00% 11/30/2065	1,463	1,445
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	6,805	7,024
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (a)	2,815	2,616
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	2,245	2,049
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	16,765	16,311
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,500	1,395
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	14,010	12,316
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	75,039	52,996
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,559	3,676
WMG Acquisition Corp. 3.75% 12/1/2029 (a)	1,485	1,431
WMG Acquisition Corp. 3.875% 7/15/2030 (a)	2,730	2,621
Ziggo BV 4.875% 1/15/2030 (a)	2,685	2,540
		1,376,099

Information technology 4.73%
Amphenol Corp. 4.125% 11/15/2030	1,925	1,916
Amphenol Corp. 4.40% 2/15/2033	11,117	11,004
Amphenol Corp. 4.625% 2/15/2036	11,135	10,913
Amphenol Corp. 5.30% 11/15/2055	2,290	2,189
ams-OSRAM AG 12.25% 3/30/2029 (a)	22,195	23,686
Analog Devices, Inc. 5.05% 4/1/2034	1,114	1,152
Analog Devices, Inc. 2.95% 10/1/2051	1,935	1,260
Analog Devices, Inc. 5.30% 4/1/2054	218	210
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	734	721
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (a)	2,586	2,528
Broadcom, Inc. 5.05% 7/12/2029	2,849	2,934
Broadcom, Inc. 5.15% 11/15/2031	14,802	15,364
Broadcom, Inc. 4.55% 2/15/2032	6,095	6,114
Broadcom, Inc. 4.15% 4/15/2032 (a)	7	7
Broadcom, Inc. 3.469% 4/15/2034	26,387	24,069
Broadcom, Inc. 4.80% 10/15/2034	7,577	7,594
Broadcom, Inc. 5.20% 7/15/2035	39,607	40,595
Broadcom, Inc. 4.80% 2/15/2036	810	800
Cisco Systems, Inc. 4.95% 2/26/2031	1,985	2,059
Cisco Systems, Inc. 5.05% 2/26/2034	20,705	21,313
Cisco Systems, Inc. 5.10% 2/24/2035	647	665
Cisco Systems, Inc. 5.30% 2/26/2054	140	134
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	8,727	8,847
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	35,550	37,050
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	16,455	17,205
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	17,415	17,270
CommScope Technologies, LLC 5.00% 3/15/2027 (a)	15,490	15,466
CommScope, LLC 8.25% 3/1/2027 (a)	5,596	5,643
CommScope, LLC 7.125% 7/1/2028 (a)	3,488	3,509
CommScope, LLC 4.75% 9/1/2029 (a)	5,156	5,153
CommScope, LLC 9.50% 12/15/2031 (a)	5,625	5,686

13	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	USD24,324	$25,946
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	6,685	6,833
Fair Isaac Corp. 6.00% 5/15/2033 (a)	12,450	12,828
Hughes Satellite Systems Corp. 5.25% 8/1/2026	13,880	13,274
Hughes Satellite Systems Corp. 6.625% 8/1/2026	24,935	22,797
Intel Corp. 3.05% 8/12/2051	25,083	15,436
Intel Corp. 5.60% 2/21/2054	22,763	21,030
Intel Corp. 3.10% 2/15/2060	5,650	3,162
Microchip Technology, Inc. 5.05% 3/15/2029	4,647	4,744
Microchip Technology, Inc. 5.05% 2/15/2030	17,252	17,610
Micron Technology, Inc. 6.05% 11/1/2035	25,000	26,687
NCR Atleos Corp. 9.50% 4/1/2029 (a)	10,964	11,906
Oracle Corp. 4.45% 9/26/2030	2,700	2,642
Oracle Corp. 5.25% 2/3/2032	2,950	2,951
Oracle Corp. 5.50% 8/3/2035	61,151	59,953
Oracle Corp. 5.20% 9/26/2035	43,720	41,903
Oracle Corp. 5.875% 9/26/2045	3,840	3,470
Oracle Corp. 6.00% 8/3/2055	27,270	24,070
Oracle Corp. 5.95% 9/26/2055	9,070	8,042
Oracle Corp. 6.10% 9/26/2065	3,110	2,745
Roper Technologies, Inc. 4.45% 9/15/2030	3,650	3,668
Roper Technologies, Inc. 4.90% 10/15/2034	11,732	11,711
Roper Technologies, Inc. 5.10% 9/15/2035	24,547	24,743
ServiceNow, Inc. 1.40% 9/1/2030	4,354	3,838
Shift4 Payments, LLC 6.75% 8/15/2032 (a)	6,490	6,705
Synopsys, Inc. 4.85% 4/1/2030	19,280	19,697
Synopsys, Inc. 5.15% 4/1/2035	36,028	36,630
Synopsys, Inc. 5.70% 4/1/2055	48,594	48,256
Texas Instruments, Inc. 5.10% 5/23/2035	2,000	2,063
UKG, Inc. 6.875% 2/1/2031 (a)	30,100	30,967
Unisys Corp. 10.625% 1/15/2031 (a)	56,924	58,360
Viasat, Inc. 5.625% 4/15/2027 (a)	13,580	13,611
Viasat, Inc. 6.50% 7/15/2028 (a)	1,000	973
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	12,783	13,933
WULF Compute, LLC 7.75% 10/15/2030 (a)	27,435	28,286
X.AI Corp. 12.50% 6/30/2030	55,500	59,216
		983,742

Industrials 4.64%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	4,374	4,529
ADT Security Corp. 4.125% 8/1/2029 (a)	2,160	2,112
AECOM 6.00% 8/1/2033 (a)	675	692
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	1,960	1,989
Ambipar Lux SARL 9.875% 2/6/2031 (a)	4,870	1,096
Ambipar Lux SARL 10.875% 2/5/2033 (a)	7,170	1,268
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	13,522	14,261
American Airlines, Inc. 8.50% 5/15/2029 (a)	3,580	3,747
Aramark Services, Inc. 5.00% 2/1/2028 (a)	11,230	11,238
ATI, Inc. 4.875% 10/1/2029	11,950	11,966
ATI, Inc. 7.25% 8/15/2030	4,140	4,376
ATI, Inc. 5.125% 10/1/2031	6,010	6,020
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	1,900	1,860
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	3,700	3,613
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	1,110	1,149
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	425	444
BAE Systems PLC 5.30% 3/26/2034 (a)	14,170	14,679
Boeing Co. (The) 2.75% 2/1/2026	500	499
Boeing Co. (The) 2.196% 2/4/2026	25	25
Boeing Co. (The) 3.25% 2/1/2028	1,078	1,060
Boeing Co. (The) 5.15% 5/1/2030	19,896	20,450
Boeing Co. (The) 3.625% 2/1/2031	4	4
Boeing Co. (The) 6.388% 5/1/2031	768	834
Boeing Co. (The) 3.50% 3/1/2039	6,404	5,246
Boeing Co. (The) 5.705% 5/1/2040	5,193	5,306
Boeing Co. (The) 5.805% 5/1/2050	1,074	1,058

American Funds Multi-Sector Income Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 6.858% 5/1/2054	USD10,641	$11,959
Boeing Co. (The) 5.93% 5/1/2060	9,680	9,504
Boeing Co. (The) 7.008% 5/1/2064	2,348	2,678
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	425	294
Canadian National Railway Co. 4.375% 9/18/2034	5,014	4,940
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	427
Canadian Pacific Railway Co. 4.80% 3/30/2030	7,114	7,282
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,997	5,146
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,139	854
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,550	2,358
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	1,765	1,795
Carrier Global Corp. 5.90% 3/15/2034	1,460	1,567
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	3,870	3,760
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	5,420	5,130
Clean Harbors, Inc. 6.375% 2/1/2031 (a)	5,455	5,624
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	21,025	21,610
CoreLogic, Inc. 4.50% 5/1/2028 (a)	11,437	11,258
CSX Corp. 4.10% 11/15/2032	4,334	4,255
CSX Corp. 5.20% 11/15/2033	1,166	1,214
CSX Corp. 6.22% 4/30/2040	1,000	1,101
CSX Corp. 4.50% 3/15/2049	25	21
CSX Corp. 2.50% 5/15/2051	4,610	2,738
CSX Corp. 4.90% 3/15/2055	1,375	1,238
Embraer Netherlands Finance BV 5.98% 2/11/2035	2,193	2,332
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	11,635	12,105
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	43,232	45,719
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	13,980	14,728
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (a)	19,360	19,691
Garda World Security Corp. 6.50% 1/15/2031 (a)	4,135	4,234
Garda World Security Corp. 8.375% 11/15/2032 (a)	4,135	4,218
General Electric Co. 4.30% 7/29/2030	1,662	1,677
General Electric Co. 4.90% 1/29/2036	28,138	28,582
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	33,895	35,311
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	12,320	12,973
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	6,190	6,286
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	7,190	7,628
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	5,935	6,018
Hertz Corp. (The) 4.625% 12/1/2026 (a)	7,052	6,760
Honeywell International, Inc. 5.00% 3/1/2035	9,680	9,864
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,910	4,592
Icahn Enterprises, LP 6.25% 5/15/2026	3,532	3,539
Icahn Enterprises, LP 5.25% 5/15/2027	39,445	38,932
Icahn Enterprises, LP 9.75% 1/15/2029	16,180	16,151
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	6,260	6,263
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (a)	10,450	10,799
LATAM Airlines Group SA 7.875% 4/15/2030 (a)	3,873	4,078
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (a)	3,469	3,612
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,050	3,175
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,384
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,893
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	5,170	5,303
MTR Corp. CI, Ltd., 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (b)	4,500	4,745
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	27,100	26,717
Norfolk Southern Corp. 5.05% 8/1/2030	2,698	2,798
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,340
Norfolk Southern Corp. 5.10% 5/1/2035	91	93
Norfolk Southern Corp. 5.35% 8/1/2054	18,770	17,943
OCP SA 3.75% 6/23/2031	7,355	6,894
Paychex, Inc. 5.60% 4/15/2035	1,151	1,206
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	21,460	22,430
RB Global Holdings, Inc. 6.75% 3/15/2028 (a)	1,001	1,025
RB Global Holdings, Inc. 7.75% 3/15/2031 (a)	961	1,006
Regal Rexnord Corp. 6.30% 2/15/2030	19,360	20,527
Regal Rexnord Corp. 6.40% 4/15/2033	19,360	20,835
Republic Services, Inc. 1.45% 2/15/2031	5,030	4,387

15	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Reworld Holding Corp. 4.875% 12/1/2029 (a)	USD21,536	$20,720
RTX Corp. 6.10% 3/15/2034	5,964	6,528
RTX Corp. 6.40% 3/15/2054	3,020	3,326
Sabre GLBL, Inc. 11.125% 7/15/2030 (a)	19,502	16,193
Science Applications International Corp. 5.875% 11/1/2033 (a)	7,535	7,644
Sensata Technologies BV 4.00% 4/15/2029 (a)	13,545	13,272
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	380	357
Siemens Funding BV 5.80% 5/28/2055 (a)	4,970	5,207
Siemens Funding BV 5.90% 5/28/2065 (a)	3,573	3,752
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	770	775
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031	1,800	1,637
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(f)	3,239	3,239
TransDigm, Inc. 6.75% 8/15/2028 (a)	4,565	4,651
TransDigm, Inc. 4.625% 1/15/2029	5,040	5,011
TransDigm, Inc. 6.375% 3/1/2029 (a)	10,940	11,296
TransDigm, Inc. 6.625% 3/1/2032 (a)	26,150	27,240
TransDigm, Inc. 6.375% 5/31/2033 (a)	6,180	6,346
TransDigm, Inc. 6.25% 1/31/2034 (a)	5,655	5,871
TransDigm, Inc. 6.75% 1/31/2034 (a)	21,140	22,035
Union Pacific Corp. 2.80% 2/14/2032	8,904	8,190
Union Pacific Corp. 5.10% 2/20/2035	27,281	28,166
Union Pacific Corp. 4.30% 3/1/2049	75	62
Union Pacific Corp. 2.95% 3/10/2052	4,215	2,693
Union Pacific Corp. 3.50% 2/14/2053	2,367	1,683
Union Pacific Corp. 4.95% 5/15/2053	1,450	1,323
Union Pacific Corp. 5.60% 12/1/2054	8,359	8,342
United Rentals (North America), Inc. 5.25% 1/15/2030	5,130	5,204
United Rentals (North America), Inc. 3.75% 1/15/2032	4,450	4,188
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	5,935	6,190
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (a)	479	499
Verisk Analytics, Inc. 5.125% 2/15/2036	22,830	22,991
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	3,945	4,070
WESCO Distribution, Inc. 7.25% 6/15/2028 (a)	6,760	6,862
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	9,770	10,214
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	5,515	5,762
		964,606

Materials 4.61%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	2,634	2,789
Alpek, SAB de CV, 3.25% 2/25/2031	8,035	6,844
Alpek, SAB de CV, 3.25% 2/25/2031 (a)	1,100	937
ArcelorMittal SA 4.25% 7/16/2029	722	723
ARD Finance SA 7.25% PIK 6/30/2027 (a)(g)	8,348	104
Avient Corp. 6.25% 11/1/2031 (a)	2,950	3,034
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	4,175	4,408
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	10,650	10,668
Ball Corp. 5.50% 9/15/2033	30,000	30,607
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,002	3,065
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7,166	7,454
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	7,388	7,541
Braskem Netherlands Finance BV 4.50% 1/10/2028	20,577	8,478
Braskem Netherlands Finance BV 4.50% 1/31/2030	17,325	6,785
Braskem Netherlands Finance BV 4.50% 1/31/2030 (a)	1,170	458
Braskem Netherlands Finance BV 8.50% 1/12/2031 (a)	9,246	3,626
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	2,062
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	8,203	3,184
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,135	3,158
Braskem Netherlands Finance BV 8.00% 10/15/2034 (a)	13,495	5,238
Braskem Netherlands Finance BV 8.00% 10/15/2034	10,160	3,944
Braskem Netherlands Finance BV 5.875% 1/31/2050	9,550	3,325
Braskem Netherlands Finance BV 5.875% 1/31/2050 (a)	400	139
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029 (a)	5,575	5,339
Capstone Copper Corp. 6.75% 3/31/2033 (a)	3,675	3,817
Celanese US Holdings, LLC 6.85% 11/15/2028	9,804	10,265
Celanese US Holdings, LLC 6.50% 4/15/2030	18,000	18,105

American Funds Multi-Sector Income Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Celanese US Holdings, LLC 7.00% 2/15/2031	USD9,765	$10,004
Celanese US Holdings, LLC 6.879% 7/15/2032	31,927	33,249
Celanese US Holdings, LLC 7.20% 11/15/2033	29,191	30,863
Celanese US Holdings, LLC 7.375% 2/15/2034	22,355	22,727
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (a)	8,785	9,089
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	405	399
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	13,403	13,891
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (a)	6,735	6,935
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	387	373
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	19,680	20,775
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	11,021	11,310
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	21,911	22,807
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	18,270	19,107
Commercial Metals Co. 5.75% 11/15/2033 (a)	4,460	4,563
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,705	1,749
Consolidated Energy Finance SA 6.50% 5/15/2026 (a)	1,565	1,518
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	36,230	25,660
CSN Resources SA 8.875% 12/5/2030 (a)	4,500	4,184
CSN Resources SA 8.875% 12/5/2030	3,193	2,969
CVR Partners, LP 6.125% 6/15/2028 (a)	6,135	6,172
Dow Chemical Co. (The) 4.80% 1/15/2031	11,655	11,593
Dow Chemical Co. (The) 5.35% 3/15/2035	18,157	18,005
Dow Chemical Co. (The) 5.65% 3/15/2036	57,717	57,502
Dow Chemical Co. (The) 5.55% 11/30/2048	2,547	2,245
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,179
Dow Chemical Co. (The) 5.60% 2/15/2054	12,772	11,113
Element Solutions, Inc. 3.875% 9/1/2028 (a)	11,360	11,111
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (a)	26,740	28,191
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	152
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	177
Fresnillo PLC 4.25% 10/2/2050 (a)	1,100	881
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(b)(g)	12,235	6,974
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	21,380	19,242
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	2,000	2,040
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	4,055	4,145
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	7,810	8,022
LSB Industries, Inc. 6.25% 10/15/2028 (a)	7,950	7,967
LYB International Finance III, LLC 5.125% 1/15/2031	1,378	1,384
LYB International Finance III, LLC 5.50% 3/1/2034	8,847	8,750
LYB International Finance III, LLC 6.15% 5/15/2035	14,875	15,253
LYB International Finance III, LLC 5.875% 1/15/2036	12,539	12,485
Magnera Corp. 7.25% 11/15/2031 (a)	38,715	38,045
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (a)	13,280	12,815
Methanex Corp. 5.125% 10/15/2027	7,583	7,631
Methanex Corp. 5.25% 12/15/2029	2,795	2,822
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	12,270	12,712
Mineral Resources, Ltd. 8.00% 11/1/2027 (a)	1,645	1,683
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	7,816	8,210
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	4,126	4,295
NOVA Chemicals Corp. 5.25% 6/1/2027 (a)	5,205	5,254
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	1,175	1,150
PT Freeport Indonesia 4.763% 4/14/2027	1,650	1,661
PT Freeport Indonesia 4.763% 4/14/2027 (a)	450	453
PT Freeport Indonesia 6.20% 4/14/2052	3,800	3,873
PT Krakatau Posco 6.375% 6/11/2027	3,500	3,568
PT Krakatau Posco 6.375% 6/11/2029	21,145	21,854
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	6,309	6,571
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	9,680	10,115
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (a)(b)(g)	7,880	7,991
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (b)(g)	2,626	2,663
Sasol Financing USA, LLC 8.75% 5/3/2029 (a)	20,710	21,102
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	8,410	8,569
Sasol Financing USA, LLC 5.50% 3/18/2031	9,970	8,472
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	11,407	11,451
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (a)	13,070	13,137
Sealed Air Corp. 4.00% 12/1/2027 (a)	10,999	10,951

17	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Sealed Air Corp. 6.125% 2/1/2028 (a)	USD11,315	$11,509
Sherwin-Williams Co. 4.50% 8/15/2030	3,030	3,062
Sherwin-Williams Co. 5.15% 8/15/2035	7,154	7,285
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	5,190	5,239
Stillwater Mining Co. 4.00% 11/16/2026 (c)	10,125	10,060
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	1,346	1,444
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	3,660	3,974
Tronox, Inc. 9.125% 9/30/2030 (a)	595	595
Vale Overseas, Ltd. 3.75% 7/8/2030	3,000	2,892
Vale Overseas, Ltd. 6.40% 6/28/2054	14,710	15,026
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(b)	17,435	17,458
Veritiv Operating Co. 10.50% 11/30/2030 (a)	5,230	5,630
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	1,000	1,024
Westlake Corp. 5.55% 11/15/2035	13,523	13,528
		958,626

Consumer staples 3.88%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	8,280	7,963
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	17,500	17,706
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	17,500	17,593
Altria Group, Inc. 5.25% 8/6/2035	9,987	10,115
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	3,220	3,329
B&G Foods, Inc. 5.25% 9/15/2027	9,470	9,282
B&G Foods, Inc. 8.00% 9/15/2028 (a)	34,605	34,090
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,151
BAT Capital Corp. 2.726% 3/25/2031	2,660	2,454
BAT Capital Corp. 5.35% 8/15/2032	1,525	1,587
BAT Capital Corp. 4.625% 3/22/2033	6,390	6,356
BAT Capital Corp. 6.421% 8/2/2033	5,398	5,963
BAT Capital Corp. 6.00% 2/20/2034	10,840	11,611
BAT Capital Corp. 5.625% 8/15/2035	35,207	36,693
BAT Capital Corp. 5.65% 3/16/2052	2,300	2,176
BAT Capital Corp. 7.081% 8/2/2053	30,438	34,544
BAT Capital Corp. 6.25% 8/15/2055	1,164	1,207
Central Garden & Pet Co. 4.125% 10/15/2030	3,485	3,345
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	17,690	16,755
Coca-Cola Co. 5.20% 1/14/2055	6,524	6,295
Constellation Brands, Inc. 2.25% 8/1/2031	7,545	6,698
Constellation Brands, Inc. 4.75% 5/9/2032	2,744	2,757
Coty, Inc. 6.625% 7/15/2030 (a)	7,855	8,078
Coty, Inc. 5.60% 1/15/2031 (a)	30,004	30,305
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	16,425	16,703
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	6,320	6,620
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	5,265	5,531
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028	1,450	1,543
Imperial Brands Finance PLC 5.875% 7/1/2034 (a)	19,816	20,730
Imperial Brands Finance PLC 5.625% 7/1/2035 (a)	1,050	1,080
Imperial Brands Finance PLC 6.375% 7/1/2055 (a)	5,026	5,138
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	5,100
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	10,980	10,428
InRetail Consumer 3.25% 3/22/2028 (a)	1,100	1,075
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	8,657	8,677
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (a)	5,145	2,351
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	13,595	13,163
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	735	701
MARB BondCo PLC 3.95% 1/29/2031	15,840	14,373
MARB BondCo PLC 3.95% 1/29/2031 (a)	1,700	1,543
Mars, Inc. 4.80% 3/1/2030 (a)	3,925	4,012
Mars, Inc. 5.00% 3/1/2032 (a)	3,000	3,093
Mars, Inc. 4.75% 4/20/2033 (a)	100	101
Mars, Inc. 5.20% 3/1/2035 (a)	66,754	68,636
Mars, Inc. 5.65% 5/1/2045 (a)	8,864	8,940
Mars, Inc. 5.70% 5/1/2055 (a)	31,151	31,053
Mars, Inc. 5.80% 5/1/2065 (a)	3,173	3,190

American Funds Multi-Sector Income Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Minerva Luxembourg SA 8.875% 9/13/2033 (a)	USD12,480	$13,652
Minerva Luxembourg SA 8.875% 9/13/2033	4,715	5,158
Mondelez International, Inc. 4.75% 8/28/2034	461	460
Mondelez International, Inc. 5.125% 5/6/2035	2,000	2,047
Natura & Co. Luxembourg Holdings SARL 4.125% 5/3/2028 (a)	2,250	2,125
Opal Bidco SAS 6.50% 3/31/2032 (a)	8,015	8,215
Performance Food Group, Inc. 5.50% 10/15/2027 (a)	3,975	3,983
Performance Food Group, Inc. 4.25% 8/1/2029 (a)	7,902	7,755
Performance Food Group, Inc. 6.125% 9/15/2032 (a)	5,970	6,162
Philip Morris International, Inc. 5.125% 2/13/2031	728	755
Philip Morris International, Inc. 4.75% 11/1/2031	9,436	9,640
Philip Morris International, Inc. 4.25% 10/29/2032	1,475	1,452
Philip Morris International, Inc. 5.75% 11/17/2032	3,636	3,892
Philip Morris International, Inc. 5.375% 2/15/2033	30,210	31,609
Philip Morris International, Inc. 5.625% 9/7/2033	6,050	6,428
Philip Morris International, Inc. 5.25% 2/13/2034	14,619	15,115
Philip Morris International, Inc. 4.90% 11/1/2034	36,859	37,172
Philip Morris International, Inc. 4.875% 4/30/2035	638	640
Philip Morris International, Inc. 4.625% 10/29/2035	26,488	25,926
Post Holdings, Inc. 4.625% 4/15/2030 (a)	12,401	12,086
Post Holdings, Inc. 6.25% 2/15/2032 (a)	7,883	8,109
Post Holdings, Inc. 6.375% 3/1/2033 (a)	29,035	29,354
Post Holdings, Inc. 6.50% 3/15/2036 (a)	10,140	10,162
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	5,175	5,188
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	5,795	5,433
TreeHouse Foods, Inc. 4.00% 9/1/2028	21,940	21,885
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	4,989	5,018
US Foods, Inc. 4.625% 6/1/2030 (a)	7,920	7,822
Walmart, Inc. 4.90% 4/28/2035	8,350	8,588
		807,665

Real estate 3.41%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (a)	3,515	3,416
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	8,240	7,730
Boston Properties, LP 2.45% 10/1/2033	14,376	11,899
Boston Properties, LP 6.50% 1/15/2034	13,573	14,624
Boston Properties, LP 5.75% 1/15/2035	38,233	39,343
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (a)	6,816	6,782
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (a)	2,378	2,213
Equinix, Inc. 3.40% 2/15/2052	819	563
ERP Operating, LP 4.65% 9/15/2034	1,485	1,473
FibraSOMA 4.375% 7/22/2031 (a)	3,933	3,470
Forestar Group, Inc. 6.50% 3/15/2033 (a)	7,560	7,716
Highwoods Realty, LP 7.65% 2/1/2034	15,730	17,936
Howard Hughes Corp. (The) 5.375% 8/1/2028 (a)	9,651	9,694
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	14,865	14,458
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	11,255	10,725
Hudson Pacific Properties, LP 4.65% 4/1/2029	10,255	9,489
Hudson Pacific Properties, LP 3.25% 1/15/2030	28,515	24,134
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	2,115	2,127
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	2,154	2,156
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	13,760	13,604
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	2,310	2,204
Iron Mountain, Inc. 6.25% 1/15/2033 (a)	22,940	23,147
Kennedy-Wilson, Inc. 4.75% 3/1/2029	13,502	13,179
Kennedy-Wilson, Inc. 4.75% 2/1/2030	34,849	32,875
Kennedy-Wilson, Inc. 5.00% 3/1/2031	30,215	28,441
Kilroy Realty, LP 5.875% 10/15/2035	20,000	20,102
Kilroy Realty, LP 6.25% 1/15/2036	10,146	10,494
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	1,471	1,456
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	7,465	7,644
MPT Operating Partnership, LP 5.00% 10/15/2027	55,770	54,054
MPT Operating Partnership, LP 4.625% 8/1/2029	3,020	2,533
MPT Operating Partnership, LP 3.50% 3/15/2031	12,249	8,916
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	75,729	80,930

19	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (a)	USD8,710	$8,723
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	10,800	10,554
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	8,865	9,106
Piedmont Operating Partnership, LP 5.625% 1/15/2033	14,170	14,323
Prologis, LP 4.75% 6/15/2033	3,745	3,782
Prologis, LP 5.125% 1/15/2034	3,379	3,475
Prologis, LP 5.00% 3/15/2034	11,745	11,982
Prologis, LP 5.00% 1/31/2035	1,197	1,214
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	780	778
Service Properties Trust 4.95% 2/15/2027	8,984	9,030
Service Properties Trust 0% 9/30/2027 (a)	19,967	18,068
Service Properties Trust 5.50% 12/15/2027	3,925	3,878
Service Properties Trust 3.95% 1/15/2028	27,352	25,841
Service Properties Trust 8.375% 6/15/2029	10,955	11,023
Service Properties Trust 4.95% 10/1/2029	34,354	29,969
Service Properties Trust 4.375% 2/15/2030	30,146	25,569
Service Properties Trust 8.625% 11/15/2031 (a)	14,683	15,453
Simon Property Group, LP 4.375% 10/1/2030	3,557	3,587
Simon Property Group, LP 5.125% 10/1/2035	1,154	1,172
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030 (c)	300	285
Trust 2401 7.70% 1/23/2032 (a)	1,186	1,313
Trust Fibra Uno 7.70% 1/23/2032 (a)	2,363	2,591
VICI Properties, LP 4.125% 8/15/2030 (a)	702	681
VICI Properties, LP 5.625% 4/1/2035	8,093	8,268
		710,192

Utilities 3.37%
Aegea Finance SARL 9.00% 1/20/2031 (a)	17,235	18,254
AEP Transmission Co., LLC 5.375% 6/15/2035	150	155
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	1,671	1,574
Alliant Energy Finance, LLC 3.60% 3/1/2032 (a)	2,055	1,911
Calpine Corp. 5.125% 3/15/2028 (a)	5,420	5,429
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	1,585	1,601
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030 (a)	205	204
Comision Federal de Electricidad 6.45% 1/24/2035 (a)	8,580	8,842
Consumers Energy Co. 4.625% 5/15/2033	2,675	2,685
Consumers Energy Co. 5.05% 5/15/2035	11,100	11,299
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,820	4,643
Duke Energy Florida, LLC 4.85% 12/1/2035	4,025	4,009
Duke Energy Progress, LLC 2.00% 8/15/2031	2,830	2,515
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	644
Edison International 4.125% 3/15/2028	8,499	8,408
Edison International 5.25% 11/15/2028	5,710	5,789
Edison International 5.45% 6/15/2029	4,432	4,515
Edison International 6.95% 11/15/2029	8,199	8,737
Edison International 6.25% 3/15/2030	4,295	4,494
Edison International 5.25% 3/15/2032	24,841	24,870
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (b)	12,320	12,942
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	11,330	13,221
Empresas Publicas de Medellin ESP 4.25% 7/18/2029 (a)	300	283
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	188
Enel Finance International NV 5.00% 9/30/2035 (a)	4,100	4,084
Enfragen Energia Sur SA 5.375% 12/30/2030	6,100	5,679
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (a)	3,670	3,649
FirstEnergy Corp. 2.65% 3/1/2030	16,545	15,436
Florida Power & Light Co. 5.10% 4/1/2033	2,756	2,860
Florida Power & Light Co. 5.30% 6/15/2034	21,655	22,695
Florida Power & Light Co. 4.70% 2/15/2036	13,357	13,235
Florida Power & Light Co. 5.60% 6/15/2054	975	980
Florida Power & Light Co. 5.70% 3/15/2055	4,551	4,620
Florida Power & Light Co. 5.60% 2/15/2066	1,025	1,010
Greenko Dutch BV 3.85% 3/29/2026 (a)	3,709	3,683
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029 (a)	6,010	6,224

American Funds Multi-Sector Income Fund	20

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	USD4,067	$3,660
Jersey Central Power & Light Co. 5.10% 1/15/2035	450	455
Light Energia SA 4.375% 6/18/2026	3,438	3,326
Light Servicos de Eletricidade SA 4.21% 12/19/2032	1,526	1,030
Light Servicos de Eletricidade SA 2.26% PIK 12/19/2037 (g)	670	179
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	23,410	24,938
Minejesa Capital BV 4.625% 8/10/2030	2,877	2,869
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,317
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,725	1,746
Northern States Power Co. 5.05% 5/15/2035	600	612
Northern States Power Co. 5.40% 3/15/2054	1,000	974
Northern States Power Co. 5.65% 5/15/2055	170	171
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,158	16,645
Pacific Gas and Electric Co. 4.55% 7/1/2030	16,876	16,811
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,058	14,472
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,382	3,152
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,384	5,256
Pacific Gas and Electric Co. 6.40% 6/15/2033	18,361	19,836
Pacific Gas and Electric Co. 6.95% 3/15/2034	463	515
Pacific Gas and Electric Co. 5.70% 3/1/2035	912	938
Pacific Gas and Electric Co. 6.00% 8/15/2035	1,435	1,509
Pacific Gas and Electric Co. 3.30% 8/1/2040	515	391
Pacific Gas and Electric Co. 4.95% 7/1/2050	39,091	33,085
Pacific Gas and Electric Co. 3.50% 8/1/2050	28,736	19,415
Pacific Gas and Electric Co. 5.90% 10/1/2054	8,661	8,340
PacifiCorp 5.45% 2/15/2034	8,378	8,502
PacifiCorp 3.30% 3/15/2051	5,220	3,350
PacifiCorp 2.90% 6/15/2052	4,232	2,482
PacifiCorp 5.35% 12/1/2053	18,744	16,481
PacifiCorp 5.50% 5/15/2054	23,237	20,784
PacifiCorp 5.80% 1/15/2055	14,129	13,196
PECO Energy Co. 4.875% 9/15/2035	1,050	1,061
PECO Energy Co. 5.65% 9/15/2055	363	362
PG&E Corp. 5.00% 7/1/2028	1,560	1,561
PG&E Corp. 5.25% 7/1/2030	20,600	20,466
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (b)	43,440	45,269
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,783	5,114
Public Service Electric and Gas Co. 4.90% 8/15/2035	3,150	3,180
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	2,675	2,757
Saavi Energia SARL 8.875% 2/10/2035 (a)	4,875	5,293
SAEL, Ltd. 7.80% 7/31/2031 (a)	961	980
SAEL, Ltd. 7.80% 7/31/2031	565	576
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (b)	555	562
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (b)	2,967	3,052
Southern California Edison Co. 5.65% 10/1/2028	5,839	6,050
Southern California Edison Co. 2.85% 8/1/2029	8,368	7,937
Southern California Edison Co. 2.25% 6/1/2030	2,570	2,335
Southern California Edison Co. 2.50% 6/1/2031	12,737	11,431
Southern California Edison Co. 5.20% 6/1/2034	21,945	22,074
Southern California Edison Co. 4.50% 9/1/2040	1,495	1,308
Southern California Edison Co. 3.60% 2/1/2045	3,221	2,329
Southern California Edison Co. 4.00% 4/1/2047	5,680	4,265
Southern California Edison Co. 3.65% 2/1/2050	2,614	1,829
Southern California Edison Co. 2.95% 2/1/2051	3,706	2,263
Southern California Edison Co. 3.45% 2/1/2052	1,920	1,278
Southern California Edison Co. 5.90% 3/1/2055	4,191	4,051
Southern California Edison Co. 6.20% 9/15/2055	5,727	5,774
Talen Energy Supply, LLC 8.625% 6/1/2030 (a)	16,134	17,090
Union Electric Co. 5.25% 4/15/2035	4,300	4,439
Union Electric Co. 2.625% 3/15/2051	1,820	1,104
Union Electric Co. 5.125% 3/15/2055	400	367
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	2,490	2,460
Wisconsin Electric Power Co. 4.60% 10/1/2034	325	323

21	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Wisconsin Electric Power Co. 5.05% 10/1/2054	USD150	$138
Wisconsin Power and Light Co. 1.95% 9/16/2031	1,275	1,119
Xcel Energy, Inc. 2.35% 11/15/2031	1,450	1,288
Xcel Energy, Inc. 5.50% 3/15/2034	2,807	2,900
Xcel Energy, Inc. 5.60% 4/15/2035	13,798	14,301
YPF Energia Electrica SA 7.875% 10/16/2032 (a)	12,333	12,386
		699,876

Municipals 0.07%
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	14,338	14,202

Collateralized mortgage-backed obligations 0.02%
VM Fund I, LLC 8.625% 1/15/2028 (a)(f)	5,337	5,337
Total corporate bonds and notes		13,719,104
Mortgage-backed obligations 13.41%
Commercial mortgage-backed securities 8.47%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (i)(j)	12,268	11,923
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.843% 6/15/2040 (a)(i)(j)	19,993	20,082
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.597% 5/15/2053 (i)(j)	500	474
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 6.59% 11/10/2029 (a)(i)(j)	6,821	6,922
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (a)(i)(j)	24,047	24,609
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.875% 7/15/2049 (i)(j)	3,445	3,343
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (i)	10	10
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (i)(j)	3,378	3,485
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.503% 12/15/2052 (i)(j)	6,761	6,045
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (i)	10	10
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.151% 8/15/2055 (i)(j)	5,080	4,877
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2055 (i)(j)	8,068	8,184
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2055 (i)(j)	7,260	7,072
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (i)(j)	5,438	5,628
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.312% 2/15/2056 (i)(j)	3,005	3,041
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.457% 4/15/2056 (i)(j)	10,537	10,881
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 7/15/2056 (i)(j)	9,389	9,932
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (i)(j)	6,581	6,718
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (i)(j)	3,955	4,189
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.605% 12/15/2056 (i)(j)	3,255	3,447
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (i)(j)	559	600
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (i)(j)	9,932	10,400
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057 (i)(j)	5,726	5,960
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (i)(j)	5,572	5,805
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (i)(j)	4,364	4,487
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (i)(j)	9,781	10,238
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 3.972% 9/15/2060 (i)(j)	2,442	2,198
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061 (i)	3,870	3,391
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.210% 5/15/2062 (i)(j)	1,935	1,647
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062 (i)(j)	3,740	3,260
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.349% 1/15/2063 (i)(j)	6,057	5,324
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063 (i)(j)	8,970	7,583
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.669% 3/15/2037 (a)(i)(j)	3,286	3,116
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (i)(j)	8,527	7,308
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055 (i)(j)	10,648	10,271
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (i)(j)	11,933	12,052
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (i)(j)	14,288	14,895
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056 (i)(j)	7,743	8,037
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (i)(j)	6,861	7,047
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (i)	759	741
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (i)(j)	1,567	1,570
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class B, 6.70% 7/15/2057 (i)(j)	6,326	6,640
Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class B, 5.894% 9/15/2057 (i)(j)	5,555	5,721
Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057 (i)(j)	2,738	2,854
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (i)(j)	5,357	5,632

American Funds Multi-Sector Income Fund	22

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (i)(j)	USD2,956	$3,126
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (i)	13,689	13,884
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (i)	25	25
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.292% 2/15/2051 (i)(j)	2,905	2,631
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (i)	10	10
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051 (i)(j)	1,445	1,361
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (i)(j)	10	10
Benchmark Mortgage Trust, Series 2019-B11, Class B, 3.955% 5/15/2052 (i)(j)	4,840	4,282
Benchmark Mortgage Trust, Series 2021-B23, Class C, 2.563% 2/15/2054 (i)(j)	1,500	1,104
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054 (i)	5,325	4,187
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054 (i)(j)	7,260	6,072
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (i)(j)	1,753	1,640
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 5/15/2055 (i)(j)	11,871	9,712
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 5/15/2055 (i)(j)	1,935	1,692
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055 (i)(j)	13,297	13,766
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055 (i)(j)	7,260	7,094
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056 (i)(j)	21,893	22,988
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 5/15/2056 (i)(j)	12,472	13,138
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (i)(j)	6,283	6,508
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056 (i)(j)	6,914	7,390
Benchmark Mortgage Trust, Series 2023-B40, Class C, 7.405% 12/15/2056 (i)(j)	2,805	2,916
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (i)(j)	4,555	4,752
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (i)(j)	1,155	1,188
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (i)(j)	5,965	6,322
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (i)	20	19
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (i)(j)	4,404	4,590
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (i)(j)	5,805	5,946
Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057 (i)(j)	4,710	4,911
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (i)(j)	2,000	2,066
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (i)	3,400	3,460
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (i)	5,562	5,819
Benchmark Mortgage Trust, Series 2025-V16, Class B, 6.13% 8/15/2058 (i)(j)	8,693	9,029
Benchmark Mortgage Trust, Series 2025-V18, Class C, 6.139% 10/15/2058 (i)	4,489	4,492
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (a)(i)(j)	18,297	18,316
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (a)(i)(j)	1,779	1,815
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.34% 3/15/2041 (a)(i)(j)	5,591	5,602
BMO Mortgage Trust, Series 2023-C4, Class B, 5.395% 2/15/2056 (i)(j)	2,981	3,022
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (i)(j)	10,176	10,619
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.117% 8/15/2056 (i)(j)	4,297	4,438
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056 (i)(j)	2,887	2,951
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (a)(i)	666	599
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (i)(j)	3,598	3,753
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.747% 2/15/2057 (i)(j)	5,018	5,246
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (i)(j)	2,295	2,360
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.018% 5/15/2057 (i)(j)	3,783	3,919
BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057 (i)(j)	5,965	6,311
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (i)(j)	6,532	6,703
BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057 (i)(j)	2,420	2,503
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.139% 6/15/2041 (a)(i)(j)	10,032	10,069
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.45% 12/15/2042 (a)(i)(j)	8,221	8,245
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.75% 12/15/2042 (a)(i)(j)	5,282	5,299
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class C, (1-month USD CME Term SOFR + 2.15%) 6.00% 12/15/2042 (a)(i)(j)	3,583	3,596
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class D, (1-month USD CME Term SOFR + 2.50%) 6.35% 12/15/2042 (a)(i)(j)	1,203	1,208
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 6.891% 6/15/2027 (a)(i)(j)	14,885	14,947
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 5.691% 5/15/2034 (a)(i)(j)	7,730	7,751
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.24% 5/15/2034 (a)(i)(j)	2,857	2,870
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 4.753% 9/15/2034 (a)(i)(j)	1,888	1,882
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.252% 9/15/2034 (a)(i)(j)	1,796	1,790
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 5.452% 9/15/2034 (a)(i)(j)	1,345	1,341
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 6.589% 4/15/2037 (a)(i)(j)	551	553
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.715% 11/15/2038 (a)(i)(j)	2,326	2,325

23	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 6.062% 11/15/2038 (a)(i)(j)	USD1,135	$1,134
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 5.59% 1/17/2039 (a)(i)(j)	3,000	2,999
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 5.84% 1/17/2039 (a)(i)(j)	3,870	3,869
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 5.711% 2/15/2039 (a)(i)(j)	2,100	2,100
BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 6.64% 6/15/2041 (a)(i)(j)	13,458	13,455
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 6.84% 8/15/2041 (a)(i)(j)	9,966	10,014
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.541% 10/15/2041 (a)(i)(j)	5,111	5,135
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 11/15/2041 (a)(i)(j)	10,519	10,543
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 11/15/2041 (a)(i)(j)	1,820	1,825
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 6.69% 11/15/2041 (a)(i)(j)	22,622	22,746
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.29% 11/15/2041 (a)(i)(j)	7,591	7,611
BX Trust, Series 2025-BIO3, Class D, 6.961% 2/10/2042 (a)(i)(j)	24,155	24,565
BX Trust, Series 2025-BIO3, Class C, 6.961% 2/10/2042 (a)(i)(j)	1,787	1,834
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.1922%) 5.942% 3/15/2042 (a)(i)(j)	12,538	12,537
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.342% 3/15/2042 (a)(i)(j)	18,408	18,401
BX Trust, Series 2025-GW, Class B, (1-month USD CME Term SOFR + 1.85%) 5.60% 7/15/2042 (a)(i)(j)	12,420	12,473
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 5.85% 7/15/2042 (a)(i)(j)	10,250	10,303
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.507% 12/15/2042 (a)(i)(j)	1,873	1,878
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.757% 12/15/2042 (a)(i)(j)	52	52
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044 (a)(i)(j)	4,985	4,687
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044 (a)(i)(j)	4,788	4,543
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.45% 7/15/2044 (a)(i)(j)	19,050	19,111
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 5.75% 7/15/2044 (a)(i)(j)	13,898	13,947
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.10% 7/15/2044 (a)(i)(j)	13,324	13,379
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.70% 12/15/2044 (a)(i)(j)	22,603	22,658
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 6.10% 12/15/2044 (a)(i)(j)	19,984	20,089
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.75% 12/15/2044 (a)(i)(j)	4,650	4,663
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 5.842% 3/15/2035 (a)(i)(j)	13,205	13,236
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.938% 3/15/2035 (a)(i)(j)	2,467	2,477
CALI Mortgage Trust, Series 24-SUN, Class C, (1-month USD CME Term SOFR + 2.79%) 6.54% 7/15/2041 (a)(i)(j)	1,794	1,805
CALI Mortgage Trust, Series 24-SUN, Class D, (1-month USD CME Term SOFR + 3.63%) 7.377% 7/15/2041 (a)(i)(j)	2,400	2,418
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.79% 8/15/2041 (a)(i)(j)	7,444	7,456
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (i)	10	10
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028 (a)(i)(j)	12,593	12,783
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 10/12/2040 (a)(i)(j)	27,313	27,399
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (a)(i)(j)	2,450	2,490
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047 (i)(j)	1,441	1,399
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 3.976% 4/10/2048 (i)(j)	2,575	2,353
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (i)(j)	1,775	1,573
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class C, 4.875% 5/15/2054 (i)(j)	2,905	2,692
Commercial Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046 (a)(i)(j)	5,805	4,654
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.777% 4/10/2047 (i)(j)	460	439
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047 (i)	104	101
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.408% 12/10/2047 (i)(j)	228	226
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.613% 10/10/2048 (i)(j)	6,033	5,960
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.613% 10/10/2048 (i)(j)	860	815
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (i)	25	25
Commercial Mortgage Trust, Series 2019-GC44, Class C, 3.644% 8/15/2057 (i)(j)	1,000	830
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.728% 8/12/2043 (a)(i)(j)	1,935	1,874
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043 (a)(i)(j)	18,967	17,690
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (a)(i)(j)	21,951	22,598
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (a)(i)(j)	3,950	4,090
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(i)(j)	10,935	11,166
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (a)(i)(j)	2,040	2,046
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (a)(i)(j)	2,951	2,960
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.05% 10/15/2042 (a)(i)(j)	6,635	6,654
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.35% 10/15/2042 (a)(i)(j)	7,287	7,351
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.348% 2/10/2056 (i)(j)	7,192	7,398
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.348% 2/10/2056 (i)(j)	2,822	2,855
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.20% 12/15/2039 (a)(i)(j)	6,705	6,728

American Funds Multi-Sector Income Fund	24

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.00% 12/15/2039 (a)(i)(j)	USD12,195	$12,304
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C, 8.121% 11/10/2039 (a)(i)(j)	8,898	9,090
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039 (a)(i)(j)	9,580	9,805
Great Wolf Trust, Series 2024-WOLF, Class A, (1-month USD CME Term SOFR + 1.542%) 5.292% 3/15/2039 (a)(i)(j)	6,742	6,760
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.141% 3/15/2039 (a)(i)(j)	8,954	9,002
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 6.64% 3/15/2039 (a)(i)(j)	3,713	3,739
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (a)(i)(j)	7,102	7,218
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.287% 3/10/2041 (a)(i)(j)	9,123	9,196
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (a)(i)(j)	13,085	13,411
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (i)(j)	3,870	3,748
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (i)	4,224	3,556
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.143% 3/15/2042 (a)(i)(j)	3,300	3,307
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.493% 3/15/2042 (a)(i)(j)	2,343	2,350
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.792% 3/15/2042 (a)(i)(j)	1,407	1,413
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.341% 3/15/2042 (a)(i)(j)	15,623	15,716
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.04% 3/15/2042 (a)(i)(j)	12,734	12,505
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 5.691% 5/15/2037 (a)(i)(j)	9,680	9,712
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.19% 5/15/2037 (a)(i)(j)	6,424	6,451
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038 (a)(i)	1,230	1,220
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(i)(j)	13,022	13,517
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039 (a)(i)(j)	3,052	3,102
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (a)(i)(j)	7,596	7,774
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class D, 6.34% 1/13/2040 (a)(i)(j)	500	521
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678% 1/13/2040 (a)(i)(j)	25,854	26,870
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.00% 3/15/2042 (a)(i)(j)	15,000	15,049
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 6.60% 3/15/2042 (a)(i)(j)	23,700	23,818
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (a)(i)	7,390	7,002
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (a)(i)	4,070	3,925
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(i)	1,750	1,585
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (a)(i)(j)	437	369
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.343% 11/15/2039 (a)(i)(j)	8,913	8,942
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 5.692% 11/15/2039 (a)(i)(j)	16,360	16,427
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 5.992% 11/15/2039 (a)(i)(j)	5,469	5,503
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.04% 12/15/2039 (a)(i)(j)	21,360	21,347
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.288% 12/15/2039 (a)(i)(j)	16,505	16,585
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.687% 3/10/2050 (a)(i)(j)	1,670	1,564
LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041 (a)(i)(j)	4,475	4,516
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (a)(i)(j)	2,942	2,821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (i)	2,236	2,171
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (i)(j)	992	989
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050 (i)	45	45
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.646% 11/15/2052 (i)(j)	5,130	4,724
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2056 (i)(j)	4,421	4,709
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056 (i)(j)	12,876	13,791
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056 (i)(j)	2,469	2,615
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 7.239% 10/25/2049 (a)(i)(j)	1,035	1,054
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 7.739% 3/25/2050 (a)(i)(j)	8,262	8,445
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.874% 11/25/2053 (a)(i)(j)	8,795	9,074
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.374% 11/25/2053 (a)(i)(j)	25,780	29,395

25	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.624% 7/25/2054 (a)(i)(j)	USD5,573	$5,652
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.274% 5/25/2055 (a)(i)(j)	11,581	11,644
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.974% 5/25/2055 (a)(i)(j)	12,046	12,101
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 7.624% 1/25/2051 (a)(i)(j)	2,640	2,731
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 7.874% 11/25/2051 (a)(i)(j)	3,500	3,636
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(i)(j)	2,519	2,652
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (a)(i)(j)	2,383	2,489
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (a)(i)(j)	2,756	2,848
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (a)(i)(j)	8,095	8,118
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.007% 11/5/2038 (a)(i)(j)	7,445	7,468
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (a)(i)(j)	17,168	17,295
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.642% 2/15/2042 (a)(i)(j)	6,755	6,742
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.4413%) 6.191% 2/15/2042 (a)(i)(j)	5,297	5,294
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(i)	3,445	3,294
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(i)	3,000	2,826
ROCC Trust, Series 2024-CNTR, Class A, 5.388% 11/13/2041 (a)(i)	434	447
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.25% 9/15/2042 (a)(i)(j)	17,826	17,881
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.491% 5/15/2039 (a)(i)(j)	5,875	5,868
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.015% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(b)(i)	23,809	23,775
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.365% 5/15/2038 (a)(i)(j)	1,774	1,767
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 5.665% 5/15/2038 (a)(i)(j)	2,905	2,891
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.35% 10/15/2041 (a)(i)(j)	5,518	5,567
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 4.944% 11/15/2038 (a)(i)(j)	1,296	1,296
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.194% 11/15/2038 (a)(i)(j)	1,742	1,742
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 5.443% 11/15/2038 (a)(i)(j)	2,097	2,097
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 5.70% 1/15/2039 (a)(i)(j)	15,398	15,359
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 6.45% 1/15/2039 (a)(i)(j)	10,693	10,648
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.391% 2/15/2042 (a)(i)(j)	9,472	9,401
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.09% 2/15/2042 (a)(i)(j)	26,739	26,633
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.355% 8/15/2050 (i)(j)	3,065	2,881
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (a)(i)(j)	5,526	5,583
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048 (i)(j)	452	435
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (i)(j)	6,158	6,077
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (i)	25	25
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.294% 10/15/2050 (i)(j)	4,914	4,563
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (i)	2,808	2,717
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052 (i)	1,935	1,732
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (i)(j)	9,535	9,985
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (i)(j)	1,448	1,507
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (i)(j)	1,722	1,810
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class C, 6.014% 7/15/2058 (i)(j)	537	543
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (i)(j)	3,084	3,200
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.874% 9/15/2058 (i)(j)	48	46
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.842% 1/15/2059 (i)(j)	5,575	5,408
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057 (i)(j)	2,973	2,836
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.539% 11/15/2027 (a)(i)(j)	12,892	12,995
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(i)(j)	10,053	10,224
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(i)(j)	4,452	4,524
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (a)(i)(j)	11,453	11,534
		1,762,453

American Funds Multi-Sector Income Fund	26

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations 2.74%
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (i)	USD5,566	$5,729
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (i)	2,519	2,594
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (i)	21,691	22,284
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (i)	12,369	12,805
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (i)	6,463	6,641
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (i)	1,820	1,870
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	1,415	1,453
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (i)	898	923
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	316	325
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (i)	221	227
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (i)	1,301	1,337
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (i)	939	967
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	845	869
Fannie Mae Pool #DB4440 6.00% 8/1/2054 (i)	453	465
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (i)	1,737	1,785
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (i)	882	907
Fannie Mae Pool #DC4916 6.00% 10/1/2054 (i)	1,717	1,764
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (i)	950	977
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	6,488	6,584
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (i)	995	1,022
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (i)	897	921
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (i)	870	894
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (i)	9,182	9,434
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	4,280	4,397
Fannie Mae Pool #DC7023 6.00% 12/1/2054 (i)	950	976
Fannie Mae Pool #DC8866 6.00% 12/1/2054 (i)	933	959
Fannie Mae Pool #MA5554 6.00% 12/1/2054 (i)	874	898
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (i)	863	887
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (i)	1,980	2,035
Fannie Mae Pool #DC8604 6.00% 1/1/2055 (i)	1,672	1,718
Fannie Mae Pool #BU5374 6.00% 1/1/2055 (i)	788	811
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (i)	199	204
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	5,045	5,183
Fannie Mae Pool #DD1766 6.00% 2/1/2055 (i)	2,981	3,064
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (i)	810	833
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (i)	762	783
Fannie Mae Pool #DC4824 6.00% 2/1/2055 (i)	193	199
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	1,623	1,667
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (i)	977	1,004
Fannie Mae Pool #DD6396 6.00% 3/1/2055 (i)	892	924
Fannie Mae Pool #DD4905 6.00% 3/1/2055 (i)	278	286
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (i)	36,326	37,327
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (i)	5,171	5,314
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (i)	1,989	2,043
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	1,670	1,716
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (i)	1,104	1,134
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (i)	919	944
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (i)	904	928
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (i)	709	729
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (i)	34	35
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (i)	31,227	32,087
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (i)	992	1,020
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (i)	929	955
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (i)	914	942
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (i)	776	798
Fannie Mae Pool #DE1532 6.00% 6/1/2055 (i)	2,709	2,784
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (i)	1,094	1,124
Fannie Mae Pool #DD9888 6.00% 6/1/2055 (i)	994	1,022
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (i)	909	934
Fannie Mae Pool #DD6111 6.00% 6/1/2055 (i)	100	103
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (i)	923	949
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (i)	819	843
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (i)	9,185	9,318
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (i)	23,430	23,771
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (i)	19,911	20,499
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (i)	13,049	13,417

27	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (i)	USD7,179	$7,375
Freddie Mac Pool #QJ0957 6.00% 7/1/2054 (i)	880	905
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (i)	132	136
Freddie Mac Pool #SD6800 6.00% 8/1/2054 (i)	29,243	30,124
Freddie Mac Pool #QJ1163 6.00% 8/1/2054 (i)	115	118
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (i)	1,654	1,700
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (i)	1,629	1,674
Freddie Mac Pool #QJ4536 6.00% 9/1/2054 (i)	1,254	1,288
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (i)	903	928
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (i)	332	342
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (i)	1,818	1,867
Freddie Mac Pool #QJ7053 6.00% 10/1/2054 (i)	879	904
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (i)	769	791
Freddie Mac Pool #RJ3596 6.00% 11/1/2054 (i)	3,583	3,683
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (i)	877	901
Freddie Mac Pool #RJ3446 6.00% 11/1/2054 (i)	378	389
Freddie Mac Pool #QJ7363 6.00% 11/1/2054 (i)	125	129
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (i)	1,793	1,843
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (i)	229	235
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (i)	19,496	20,029
Freddie Mac Pool #QX7531 6.00% 1/1/2055 (i)	5,462	5,613
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (i)	3,052	3,136
Freddie Mac Pool #QX3614 6.00% 1/1/2055 (i)	1,529	1,571
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (i)	3,758	3,813
Freddie Mac Pool #QX5767 6.00% 2/1/2055 (i)	3,349	3,442
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	917	943
Freddie Mac Pool #QX8448 6.00% 2/1/2055 (i)	369	380
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (i)	11,125	11,435
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (i)	995	1,023
Freddie Mac Pool #QY0388 6.00% 4/1/2055 (i)	7,338	7,541
Freddie Mac Pool #RJ4422 6.00% 4/1/2055 (i)	1,882	1,934
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (i)	1,795	1,844
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (i)	1,519	1,561
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (i)	1,065	1,095
Freddie Mac Pool #QY3669 6.00% 4/1/2055 (i)	991	1,018
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (i)	877	901
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (i)	843	867
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (i)	780	802
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (i)	265	272
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (i)	220	226
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (i)	1,647	1,671
Freddie Mac Pool #QY2321 5.50% 5/1/2055 (i)	87	88
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (i)	35,921	36,912
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (i)	1,765	1,822
Freddie Mac Pool #QY2761 6.00% 5/1/2055 (i)	994	1,021
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (i)	914	939
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (i)	890	915
Freddie Mac Pool #QY3770 6.00% 5/1/2055 (i)	878	909
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (i)	716	736
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (i)	12,780	13,134
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (i)	864	888
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (i)	21,639	21,953
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (i)	13,441	13,806
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (i)	10,790	11,089
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (i)	10,315	10,602
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (i)	1,193	1,210
Uniform Mortgage-Backed Security 6.00% 1/1/2056 (i)(k)	55,000	56,479
		569,293

Collateralized mortgage-backed obligations (privately originated) 2.20%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(i)(j)	793	746
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(i)(j)	112	107
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(i)	1,222	1,128
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (a)(i)(j)	6,514	6,468
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (a)(i)(j)	1,964	1,898

American Funds Multi-Sector Income Fund	28

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (a)(i)(j)	USD1,289	$1,261
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (a)(i)(j)	1,103	1,086
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(i)(j)	8,233	8,082
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027) (a)(b)(i)	12,404	12,157
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (i)	176	175
Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, (30-day Average USD-SOFR + 1.10%) 7.389% 10/25/2039 (a)(i)(j)	16,588	16,840
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.239% 1/25/2040 (a)(i)(j)	4,700	4,789
FARM Mortgage Trust, Series 2024-1, Class B, 5.084% 10/1/2053 (a)(i)(j)	4,183	3,766
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (a)(i)(j)	3,096	2,812
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (a)(i)(j)	28,869	29,305
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(i)	13,213	12,810
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.824% 9/25/2045 (a)(i)(j)	3,085	3,087
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.089% 1/25/2050 (a)(i)(j)	3,920	4,362
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.239% 1/25/2050 (a)(i)(j)	8,700	9,669
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.789% 2/25/2050 (a)(i)(j)	15,621	17,249
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.589% 3/25/2050 (a)(i)(j)	3,580	4,347
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 13.339% 6/25/2050 (a)(i)(j)	13,460	17,255
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 7/25/2050 (a)(i)(j)	4,000	5,291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.989% 8/25/2050 (a)(i)(j)	26,185	34,952
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA4, Class B2, (30-day Average USD-SOFR + 9.514%) 13.389% 9/25/2050 (a)(i)(j)	2,916	3,782
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.702% 10/25/2050 (a)(i)(j)	30,793	42,705
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.524% 12/25/2050 (a)(i)(j)	13,800	15,934
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (a)(b)(i)	11,728	11,482
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(i)(j)	29,458	30,276
IRV Trust, Series 2025-200P, Class B, 5.440% 3/14/2047 (a)(i)(j)	17,420	17,636
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (a)(i)(j)	13,577	13,815
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(i)	591	592
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(i)	1,748	1,751
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(i)(j)	29	28
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (a)(b)(i)	20,144	20,379
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (a)(i)	5,504	5,235
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (a)(i)(j)	2,568	2,422
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (a)(i)	2,266	2,151
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (a)(i)	8,706	8,205
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(i)	7,973	7,605
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.061% 10/25/2055 (a)(i)(j)	14,694	14,754
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.20% 10/17/2041 (a)(i)(j)	8,000	8,033
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 6.70% 10/17/2041 (a)(i)(j)	13,143	13,241
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.151% 4/25/2057 (a)(i)(j)	2,400	2,252
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (a)(i)(j)	2,477	2,433
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (a)(i)(j)	3,000	2,559
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(f)	18,026	18,026
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (a)(i)	904	906
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (a)(i)	1,087	1,111
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (a)(i)	7,496	7,605
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (a)(i)(j)	2,260	2,305
		456,865
Total mortgage-backed obligations		2,788,611

29	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 5.78%
Abu Dhabi (Emirate of) 2.50% 9/30/2029 (a)	USD14,520	$13,851
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (a)	12,390	11,051
Abu Dhabi (Emirate of) 1.875% 9/15/2031	8,520	7,571
Abu Dhabi (Emirate of) 3.875% 4/16/2050	21,585	17,389
Abu Dhabi (Emirate of) 5.50% 4/30/2054	3,100	3,171
Abu Dhabi Developmental Holding Co. P.J.S.C. 5.00% 5/6/2035 (a)	4,000	4,067
Albania (Republic of) 5.90% 6/9/2028	EUR4,160	5,184
Albania (Republic of) 4.75% 2/14/2035	2,635	3,141
Angola (Republic of) 8.00% 11/26/2029	USD17,342	16,956
Angola (Republic of) 8.75% 4/14/2032	10,646	10,386
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027) (b)	9,035	7,702
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027) (b)	14,022	10,468
Brazil (Federative Republic of) 5.50% 11/6/2030	2,000	2,034
Brazil (Federative Republic of) 4.75% 1/14/2050	2,583	1,887
Brazil (Federative Republic of) 7.25% 1/12/2056	6,997	6,947
Bulgaria (Republic of) 3.50% 5/7/2034	EUR4,000	4,738
Chile (Republic of) 2.55% 1/27/2032	USD10,000	8,985
Chile (Republic of) 3.10% 5/7/2041	10,485	8,102
Colombia (Republic of) 4.50% 3/15/2029	5,216	5,120
Colombia (Republic of) 3.00% 1/30/2030	17,698	15,941
Colombia (Republic of) 3.25% 4/22/2032	10,375	8,767
Colombia (Republic of) 8.00% 4/20/2033	16,425	17,690
Colombia (Republic of) 7.50% 2/2/2034	10,059	10,512
Colombia (Republic of) 8.00% 11/14/2035	5,404	5,771
Colombia (Republic of) 7.75% 11/7/2036	13,348	13,937
Colombia (Republic of) 5.00% 6/15/2045	10,784	7,880
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,466
Costa Rica (Republic of) 6.125% 2/19/2031 (a)	1,700	1,795
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,320
Cote d’Ivoire (Republic of) 5.25% 3/22/2030	EUR3,000	3,552
Cote d’Ivoire (Republic of) 8.075% 4/1/2036 (a)	USD7,300	7,902
Dominican Republic 4.875% 9/23/2032	6,775	6,536
Dominican Republic 5.30% 1/21/2041	1,276	1,159
Dominican Republic 5.30% 1/21/2041 (a)	412	374
Dominican Republic (Government of) 4.50% 1/30/2030	7,978	7,811
Dominican Republic (Government of) 4.50% 1/30/2030 (a)	5,604	5,486
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	1,850	1,990
Dominican Republic (Government of) 5.875% 1/30/2060	8,072	7,215
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	53,035	54,087
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,962
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	1,150
Egypt (Arab Republic of) 8.625% 2/4/2030 (a)	3,580	3,983
Egypt (Arab Republic of) 5.875% 2/16/2031	13,575	13,617
Egypt (Arab Republic of) 5.875% 2/16/2031 (a)	4,380	4,394
Egypt (Arab Republic of) 7.625% 5/29/2032 (a)	2,100	2,246
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,604
Egypt (Arab Republic of) 9.45% 2/4/2033 (a)	4,800	5,519
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,776
Egypt (Arab Republic of) 7.903% 2/21/2048	940	876
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,820
Egypt (Arab Republic of) 8.75% 9/30/2051	7,260	7,285
Egypt (Arab Republic of) 8.15% 11/20/2059	13,170	12,402
Egypt (Arab Republic of) 7.50% 2/16/2061	17,025	14,863
Export-Import Bank of India 3.25% 1/15/2030	10,745	10,300
Gabonese (Republic of) 7.00% 11/24/2031 (a)	6,000	4,592
Gabonese (Republic of) 7.00% 11/24/2031	6,000	4,591
Georgia (Republic of) 2.75% 4/22/2026 (a)	2,880	2,850
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,640
Honduras (Republic of) 6.25% 1/19/2027	17,163	17,348
Honduras (Republic of) 5.625% 6/24/2030	17,320	17,216
Honduras (Republic of) 5.625% 6/24/2030 (a)	3,425	3,404
Honduras (Republic of) 8.625% 11/27/2034	5,000	5,633
Hungary (Republic of) 4.00% 7/25/2029	EUR1,800	2,175
Hungary (Republic of) 6.25% 9/22/2032 (a)	USD4,500	4,808
Hungary (Republic of) 4.50% 6/16/2034	EUR2,905	3,451
Hungary (Republic of) 6.00% 9/26/2035 (a)	USD3,145	3,277
Indonesia (Republic of) 6.625% 2/17/2037	19,650	22,465

American Funds Multi-Sector Income Fund	30

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027 (a)	USD4,495	$4,529
Kazakhstan (Republic of) 5.50% 7/1/2037 (a)	3,700	3,821
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	2,932
Kenya (Republic of) 7.25% 2/28/2028	8,670	8,903
Kenya (Republic of) 8.00% 5/22/2032	2,000	2,074
Kenya (Republic of) 9.50% 3/5/2036 (a)	1,285	1,373
Kenya (Republic of) 8.25% 2/28/2048	200	189
Lithuania (Republic of) 4.25% 9/10/2045	EUR3,500	4,038
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD8,710	9,084
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,284
Morocco (Kingdom of) 3.875% 4/2/2029	EUR3,250	3,865
Mozambique (Republic of) 9.00% 9/15/2031	USD20,675	17,734
Nigeria (Republic of) 7.875% 2/16/2032	26,295	27,542
Panama (Republic of) 7.125% 1/29/2026	200	201
Panama (Republic of) 3.16% 1/23/2030	400	376
Panama (Republic of) 2.252% 9/29/2032	15,775	13,071
Panama (Republic of) 6.875% 1/31/2036	6,897	7,519
Panama (Republic of) 8.00% 3/1/2038	6,515	7,623
Panama (Republic of) 4.50% 4/16/2050	7,583	5,876
Panama (Republic of) 4.50% 4/1/2056	4,688	3,530
Panama (Republic of) 3.87% 7/23/2060	8,032	5,340
Paraguay (Republic of) 2.739% 1/29/2033	6,775	6,064
Peru (Republic of) 2.783% 1/23/2031	1,200	1,110
Peru (Republic of) 8.75% 11/21/2033	2,000	2,525
Peru (Republic of) 3.00% 1/15/2034	16,830	14,673
Peru (Republic of) 5.50% 3/30/2036	17,377	17,744
Peru (Republic of) 6.55% 3/14/2037	9,195	10,189
Peru (Republic of) 3.55% 3/10/2051	1,200	843
Peru (Republic of) 5.875% 8/8/2054	4,625	4,594
Peru (Republic of) 2.78% 12/1/2060	14,904	8,128
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,390	9,150
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (a)	1,300	1,267
PETRONAS Capital, Ltd. 5.34% 4/3/2035 (a)	3,925	4,083
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (a)	800	706
Philippines (Republic of) 3.00% 2/1/2028	8,035	7,876
Philippines (Republic of) 1.648% 6/10/2031	1,200	1,046
Philippines (Republic of) 3.95% 1/20/2040	8,905	7,893
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,070
Philippines (Republic of) 2.95% 5/5/2045	6,287	4,422
Philippines (Republic of) 2.65% 12/10/2045	4,700	3,118
Philippines (Republic of) 3.20% 7/6/2046	12,763	9,201
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,357
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	10,360	10,553
Poland (Republic of) 5.375% 2/12/2035	3,500	3,637
Poland (Republic of) 5.50% 4/4/2053	12,300	11,843
Poland (Republic of) 5.50% 3/18/2054	2,905	2,789
Qatar (State of) 3.75% 4/16/2030 (a)	9,185	9,112
Qatar (State of) 4.625% 6/2/2046	1,500	1,390
Qatar (State of) 5.103% 4/23/2048	1,600	1,583
Qatar (State of) 4.817% 3/14/2049	13,165	12,436
Qatar (State of) 4.40% 4/16/2050 (a)	7,355	6,521
Republika Srpska 4.75% 4/27/2026	EUR835	977
Romania (Republic of) 5.375% 3/22/2031	17,525	21,463
Romania (Republic of) 2.00% 1/28/2032	7,260	7,323
Romania (Republic of) 2.00% 4/14/2033	2,635	2,525
Romania (Republic of) 6.375% 1/30/2034 (a)	USD12,288	12,810
Romania (Republic of) 6.375% 1/30/2034	5,750	5,994
Romania (Republic of) 3.50% 4/3/2034	EUR30	31
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	USD7,745	7,935
Saudi Arabia (Kingdom of) 5.625% 1/13/2035 (a)	5,800	6,157
Saudi Arabia (Kingdom of) 4.875% 9/9/2035 (a)	4,000	4,019
Saudi Arabia (Kingdom of) 5.00% 1/18/2053 (a)	10,730	9,568
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	15,615	15,458
Senegal (Republic of) 4.75% 3/13/2028	EUR7,355	6,020
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,227
Senegal (Republic of) 6.25% 5/23/2033	USD1,100	642
Senegal (Republic of) 5.375% 6/8/2037	EUR4,625	2,979

31	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Senegal (Republic of) 6.75% 3/13/2048	USD47,135	$25,552
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035 (a)	5,455	5,494
South Africa (Republic of) 4.30% 10/12/2028	10,560	10,519
South Africa (Republic of) 5.875% 6/22/2030	4,000	4,147
South Africa (Republic of) 5.875% 4/20/2032	6,000	6,193
South Africa (Republic of) 6.125% 12/11/2037 (a)	2,610	2,578
South Africa (Republic of) 6.25% 3/8/2041	4,650	4,491
South Africa (Republic of) 5.65% 9/27/2047	10,285	8,715
Sri Lanka (Democratic Socialist Republic of) 4.00% 4/15/2028 (a)	754	724
Sri Lanka (Democratic Socialist Republic of) 3.10% 1/15/2030 (3.35% on 7/15/2027) (a)(b)	806	769
Sri Lanka (Democratic Socialist Republic of) 3.35% 3/15/2033 (3.60% on 9/15/2027) (a)(b)	1,532	1,320
Sri Lanka (Democratic Socialist Republic of) 3.60% 6/15/2035 (5.10% on 12/15/2027) (a)(b)	1,068	816
Sri Lanka (Democratic Socialist Republic of) 3.60% 5/15/2036 (3.85% on 11/15/2027) (a)(b)	741	676
Sri Lanka (Democratic Socialist Republic of) 3.60% 2/15/2038 (3.85% on 8/15/2027) (a)(b)	1,433	1,310
Turkey (Republic of), Series 10Y, 7.625% 4/26/2029	2,450	2,640
Turkey (Republic of), Series 10Y, 5.875% 6/26/2031	29,280	29,424
Turkey (Republic of) 7.125% 7/17/2032	2,000	2,118
Turkey (Republic of), Series 12Y, 6.50% 9/20/2033	11,615	11,864
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	27,295	21,123
United Mexican States 3.75% 1/11/2028	10,577	10,491
United Mexican States 4.50% 4/22/2029	14,220	14,298
United Mexican States 4.75% 4/27/2032	20,425	19,932
United Mexican States 5.85% 7/2/2032	3,258	3,351
United Mexican States 5.375% 3/22/2033	6,905	6,867
United Mexican States 6.35% 2/9/2035	3,500	3,677
United Mexican States 6.00% 5/7/2036	9,400	9,548
United Mexican States 6.875% 5/13/2037	14,035	15,011
United Mexican States 6.625% 1/29/2038	13,800	14,435
United Mexican States 6.05% 1/11/2040	13,164	13,138
United Mexican States 4.75% 3/8/2044	200	165
United Mexican States 5.00% 4/27/2051	1,200	968
United Mexican States 6.338% 5/4/2053	5,420	5,180
United Mexican States 7.375% 5/13/2055	7,385	7,974
United Mexican States 3.75% 4/19/2071	3,250	1,927
		1,201,578
Asset-backed obligations 5.64%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.516% 4/15/2034 (a)(i)(j)	2,500	2,499
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(i)	2,011	2,017
ACHD Trust, Series 2025-DS1, Class B, 9.38% 1/9/2034 (a)(i)	600	602
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028 (a)(i)	252	252
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (a)(i)	13,725	13,865
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (a)(i)	3,800	3,892
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (a)(i)	7,640	7,795
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (a)(i)	9,514	10,032
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (a)(i)	9,514	9,924
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (a)(i)	4,584	4,707
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (a)(i)	7,049	7,242
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (a)(i)(j)	3,685	3,689
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (a)(i)	2,425	2,436
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(i)	1,794	1,801
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (a)(i)	4,217	4,307
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (a)(i)	2,011	2,038
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.708% 7/25/2034 (a)(i)(j)	6,341	6,348
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (a)(i)	1,004	1,003
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (a)(i)	2,000	1,970
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (a)(i)	18,390	18,512
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (a)(i)	13,450	13,588
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (a)(i)	14,800	15,097
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(i)	33	33
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(i)	1,062	1,050
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(i)	551	545
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (a)(i)	8,000	7,934

American Funds Multi-Sector Income Fund	32

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028 (a)(i)	USD3,716	$3,779
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (a)(i)	9,063	9,247
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (a)(i)	1,879	1,931
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (a)(i)	1,994	2,051
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (a)(i)	5,007	5,149
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.02% 4/25/2034 (a)(i)(j)	4,500	4,505
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031 (a)(i)	265	265
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (a)(i)	4,583	4,516
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033 (a)(i)	1,420	1,398
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.452% 5/17/2031 (a)(i)(j)	13,890	13,830
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (a)(i)	418	426
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (a)(i)(j)	821	820
Canyon Capital CLO, Ltd., Series 2021-4A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.705% 10/15/2034 (a)(i)(j)	5,319	5,330
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(i)	2,050	1,945
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(i)	32	32
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(i)	7,686	7,820
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (a)(i)	14,681	14,749
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (a)(i)	544	549
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(i)	305	258
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(i)	541	440
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(i)	13,826	13,654
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (a)(i)	18,610	18,931
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (a)(i)	1,114	1,140
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (a)(i)	450	469
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (a)(i)	130	125
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (a)(i)	171	164
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(i)	6,632	6,664
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028 (a)(i)	4,291	4,295
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(i)	1,176	1,185
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(i)	589	601
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(i)	3,267	3,299
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (a)(i)	8,000	8,718
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (a)(i)	3,100	3,232
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (a)(i)	3,875	4,020
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (a)(i)	5,371	5,316
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (a)(i)	2,485	2,512
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032 (a)(i)	1,820	1,820
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032 (a)(i)	7,745	7,747
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033 (a)(i)	9,680	9,864
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (a)(i)	3,795	3,860
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (a)(i)	4,374	4,515
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (a)(i)	3,200	3,258
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(i)	4,700	4,788
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(i)	78	73
OWN Equipment Fund III, Series 2025-2M, Class A, 5.42% 3/27/2034 (a)(i)	28,810	29,002
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (a)(i)	2,482	2,496
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (a)(i)	11,159	11,244
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (a)(i)	3,314	3,331
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(i)	1,392	1,411
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(i)	957	968
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (i)	76	76
Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030 (a)(i)	9,863	10,992
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (a)(i)	4,243	4,634
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (i)	5,409	5,531
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(i)	12,466	13,541
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (a)(i)	18,459	19,967
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (a)(i)	29,214	31,821
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (a)(i)	10,258	10,704
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (i)	5,538	5,582
Exeter Automobile Receivables Trust, Series 2025-5A, Class E, 7.15% 6/15/2033 (a)(i)	15,535	15,612
Fortress Credit BSL, Ltd., CLO, Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.628% 10/20/2033 (a)(i)(j)	8,616	8,623

33	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.734% 10/20/2032 (a)(i)(j)	USD4,590	$4,589
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.71% 4/23/2036 (a)(i)(j)	7,465	7,482
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(i)	73	70
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(i)	1,793	1,641
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (a)(i)	13,443	13,559
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041 (a)(i)	1,019	954
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (a)(i)	26,558	26,628
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (a)(i)	8,543	8,567
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (a)(i)	183	180
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (a)(i)	210	203
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(i)	419	392
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(i)	2,638	2,704
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (a)(i)	3,100	3,311
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (a)(i)	6,660	7,195
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (a)(i)	4,227	4,419
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.401% 1/20/2034 (a)(i)(j)	3,163	3,165
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (a)(i)	2,688	2,709
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(i)	6,554	6,670
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (a)(i)	9,680	9,881
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (a)(i)	1,000	1,025
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(i)	9,556	9,373
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (a)(i)	7,512	7,888
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030 (a)(i)	4,777	5,040
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(i)	826	811
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027 (a)(i)	32,490	32,033
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (a)(i)	3,625	3,754
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(i)	6,596	6,709
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (a)(i)	2,828	2,870
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (a)(i)	1,500	1,589
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(i)	7,661	7,840
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (a)(i)	2,621	2,652
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (a)(i)	2,263	2,319
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (a)(i)	1,598	1,603
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (a)(i)	1,238	1,242
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (a)(i)	1,492	1,496
Imprint Payments Credit Card Master Trust, Series 2025-A, Class E, 8.30% 9/15/2029 (a)(i)	4,050	4,063
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (a)(b)(i)	1,945	1,968
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (a)(b)(i)	1,578	1,597
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(i)	3,441	3,451
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(i)	958	976
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 7.546% 11/16/2034 (a)(i)(j)	2,000	2,003
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(i)	1,597	1,606
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (a)(i)	9,435	9,525
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (a)(i)	5,700	5,765
Mission Lane Credit Card Master Trust, Series 2025-A, Class D, 8.89% 5/15/2030 (a)(i)	4,000	4,021
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(i)	3,601	3,620
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (a)(i)	4,503	4,520
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (a)(i)	3,021	3,022
Mission Lane Credit Card Master Trust, Series 2025-C, Class F, 10.55% 12/16/2030 (a)(i)	6,157	6,159
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(i)	20,333	20,488
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (a)(i)	1,658	1,671
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (a)(i)	1,139	1,145
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (a)(i)	1,143	1,144
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (a)(i)	6,935	6,973
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (a)(i)	7,000	7,078
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (a)(i)	2,821	2,884
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (a)(i)	2,361	2,390
Navient Education Loan Trust, Series 2025-A, Class B, 5.32% 7/15/2055 (a)(i)	3,003	3,037
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (a)(i)	2,785	2,817
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (a)(i)	2,289	2,309
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062 (a)(i)	1,889	1,683

American Funds Multi-Sector Income Fund	34

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(i)	USD5,653	$4,736
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (a)(i)	5,500	3,457
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.984% 7/20/2034 (a)(i)(j)	5,500	5,445
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031 (a)(i)	496	491
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031 (a)(i)	196	195
OWN Equipment Fund III, Series 2025-2M, Class B, 6.49% 3/27/2034 (a)(i)	1,369	1,373
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(i)	613	615
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.605% 1/15/2033 (a)(i)(j)	9,680	9,691
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.405% 1/15/2033 (a)(i)(j)	5,225	5,232
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (a)(i)	2,444	2,452
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (a)(i)	5,026	5,022
Prestige Auto Receivables Trust, Series 2023-1A, Class E, 9.88% 5/15/2030 (a)(i)	1,500	1,424
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030 (a)(i)	10,170	9,519
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (a)(i)	2,050	1,918
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030 (a)(i)	11,668	11,693
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (a)(i)	20,570	20,770
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (i)	6,100	6,130
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (a)(i)	996	1,032
SCF Equipment Trust, LLC, Series 2025-2A, Class B, 4.51% 6/20/2036 (a)(i)	5,167	5,194
SCF Equipment Trust, LLC, Series 2025-2A, Class C, 4.82% 6/20/2036 (a)(i)	4,818	4,856
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (a)(i)	1,811	1,828
SCF Equipment Trust, LLC, Series 2025-2A, Class E, 6.21% 6/20/2036 (a)(i)	4,000	4,012
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(i)	194	178
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (a)(i)	3,879	3,539
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (a)(i)	3,094	2,821
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (a)(i)	2,255	2,264
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (a)(i)	4,801	4,924
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053 (a)(i)	10,604	11,579
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(i)	28,043	28,489
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054 (a)(i)	818	789
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055 (a)(i)	6,220	6,309
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (a)(i)	29,616	31,989
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (a)(i)	20,325	21,159
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058 (a)(i)	11,081	11,370
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 5.705% 7/15/2032 (a)(i)(j)	12,807	12,765
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 6.705% 7/15/2032 (a)(i)(j)	8,918	8,761
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(i)	1,132	1,106
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045 (a)(i)	1,476	1,422
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (a)(i)	236	226
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(i)	226	212
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (a)(i)	6,233	6,271
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (a)(i)	9,303	9,355
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (a)(i)	810	787
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(i)	1,325	1,212
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (a)(i)(j)	2,350	2,352
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (a)(i)(j)	8,127	8,132
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.534% 10/20/2034 (a)(i)(j)	15,159	15,183
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.884% 10/20/2034 (a)(i)(j)	3,595	3,600
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(i)	244	234
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(i)	2,099	1,942
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(i)	6,477	6,490
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (a)(i)	10,645	10,851
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(i)	1,703	1,712
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.834% 4/20/2034 (a)(i)(j)	6,135	6,140
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 5.704% 4/20/2037 (a)(i)(j)	3,804	3,807
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028 (a)(i)	17,353	17,769

35	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(i)	USD576	$577
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (a)(i)	854	857
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (a)(i)	2,606	2,627
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (a)(i)	4,000	4,109
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (a)(i)	4,000	4,132
		1,171,607
U.S. Treasury bonds & notes 2.60%
U.S. Treasury 2.60%
U.S. Treasury 3.50% 12/15/2028	43,227	43,178
U.S. Treasury 4.25% 6/30/2029	1,937	1,978
U.S. Treasury 4.00% 7/31/2029	814	825
U.S. Treasury 4.25% 1/31/2030	5,000	5,112
U.S. Treasury 3.625% 12/31/2030	132,623	132,017
U.S. Treasury 4.625% 5/31/2031	2,095	2,181
U.S. Treasury 3.875% 12/31/2032	9,191	9,154
U.S. Treasury 4.375% 5/15/2034	2,654	2,714
U.S. Treasury 4.25% 11/15/2034	6,969	7,047
U.S. Treasury 4.00% 11/15/2035 (l)	238,400	235,159
U.S. Treasury 4.625% 11/15/2045	49,812	48,738
U.S. Treasury 4.75% 11/15/2053	1,838	1,808
U.S. Treasury 4.25% 2/15/2054	1,181	1,070
U.S. Treasury 4.50% 11/15/2054	3,630	3,431
U.S. Treasury 4.75% 8/15/2055	47,533	46,835
		541,247
Loans 1.65%
Industrials 0.34%
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.216% 9/23/2031 (j)(m)	3,717	3,739
Avis Budget Car Rental, LLC, Term Loan B, (1-month USD CME Term SOFR + 2.50%) 6.216% 7/16/2032 (j)(m)	995	994
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.331% 6/4/2029 (j)(m)	3,677	3,732
Cornerstone Building Brands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.10% 4/12/2028 (j)(m)	140	111
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (j)(m)	66,235	61,612
		70,188

Information technology 0.32%
CommScope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.466% 12/17/2029 (j)(m)	11,510	11,549
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (c)(j)(m)	4,370	4,402
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.688% 7/30/2032 (j)(m)	16,310	15,991
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.716% 3/20/2033 (j)(m)	6,975	6,835
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.331% 3/2/2029 (j)(m)	8,857	8,846
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.348% 5/30/2030 (j)(m)	19,772	19,732
		67,355

Communication services 0.31%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.216% 9/27/2029 (j)(m)	14,658	14,660
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (g)(m)	90	35
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 9.102% 8/2/2027 (j)(m)	181	182
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.987% 12/1/2028 (j)(m)	19,257	19,305
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.123% 6/4/2029 (j)(m)	134	135
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (f)(g)(m)	705	705
Versant Media Group, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.50%) 7.537% 10/23/2030 (j)(m)	3,990	3,997
X Corp., Term Loan B3, 9.50% 10/26/2029 (m)	2,000	1,997
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (j)(m)	23,734	23,360
		64,376

American Funds Multi-Sector Income Fund	36

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)
Financials 0.20%
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.216% 5/30/2033 (j)(m)	USD10,504	$10,724
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (j)(m)	17,120	17,384
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (j)(m)	3,334	3,356
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (j)(m)	10,050	10,106
		41,570

Health care 0.18%
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.466% 4/23/2031 (j)(m)	22,846	22,703
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.566% 3/29/2029 (j)(m)	15,664	15,155
		37,858

Consumer discretionary 0.18%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.35% 3/11/2030 (f)(j)(m)	4,292	4,292
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.573% Cash 3/11/2030 (f)(g)(j)(m)	4,053	4,053
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (j)(m)	9,993	10,065
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (j)(m)	461	463
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (j)(m)	141	142
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (j)(m)	4,548	3,871
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.614%) 7.331% 6/30/2028 (j)(m)	894	748
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (d)(f)(g)(m)	3	— (e)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (f)(g)(m)	6	— (e)
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (j)(m)	8,531	8,393
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 7/1/2032 (j)(m)	5,027	5,036
		37,063

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.466% 3/28/2031 (j)(m)	4,748	4,759
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (j)(m)	4,344	4,366
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.672% 11/25/2032 (j)(m)	1,325	1,329
		10,454

Consumer staples 0.04%
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.466% 2/12/2031 (j)(m)	2,935	2,937
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.466% 5/1/2031 (j)(m)	4,814	4,852
		7,789

Municipals 0.02%
AM Bidco Operations, LLC, Term Loan, 8.50% PIK 10/21/2027 (f)(g)(m)	4,872	4,872

Materials 0.01%
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.00% PIK 7/16/2026 (d)(f)(g)(j)(m)	1,208	383
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (d)(f)(g)(j)(m)	1,215	385
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (d)(f)(g)(j)(m)	1,936	613
		1,381

Energy 0.00%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (j)(m)	921	393
Total loans		343,299

37	American Funds Multi-Sector Income Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.29%
California 0.05%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD1,440	$1,224
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,165	1,685
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	6,625	6,755
		9,664

Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	64

Illinois 0.02%
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2034	150	150
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	3,890	3,033
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	79	81
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, CAB, Series 2017-A, AGI, 0% 12/15/2056	1,750	384
		3,648

New Hampshire 0.02%
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Lamar BLVD, LLC), Series 2025-B, 6.82% 6/15/2035 (a)	4,865	4,965

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,940	5,398

Puerto Rico 0.17%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (d)	60	40
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (d)	145	97
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (d)(h)	700	467
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (d)	90	60
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (d)	1,415	944
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (d)	1,935	1,292
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (d)	140	93
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (d)	1,545	1,031
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (d)	550	367
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (d)	65	43
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026	80	54
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (d)	45	30
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (d)	155	104
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (d)	2,880	1,930
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (d)	485	325
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (d)	1,625	1,089
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (d)	460	308
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (d)	1,240	831
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (d)	4,415	2,958
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (d)	455	305
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (d)	455	305
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (d)	2,525	1,692
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (d)	1,660	1,112
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (d)	2,240	1,495
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021 (d)	20	13
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (d)	520	347
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (d)	4,710	3,144
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038 (d)	1,000	670
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	989
GO Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,010
GO Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,017

American Funds Multi-Sector Income Fund	38

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	USD877	$878
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	775
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	657
GO Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	852
GO Restructured Bonds, CAB, Series 2022-A-1, 0% 7/1/2033	1,129	818
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (j)	3,262	2,092
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, CAB, Series 2018-A-1, 0% 7/1/2046	14,270	4,795
		35,029

Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (a)(d)	6,632	663

Washington 0.01%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036 (a)	1,725	1,808
Total municipals		61,239
Federal agency bonds & notes 0.03%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034	2,000	2,108
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR900	1,022
Bank Gospodarstwa Krajowego 6.25% 7/9/2054	USD2,000	2,082
		5,212
Total bonds, notes & other debt instruments (cost: $19,622,988,000)		19,831,897
Convertible bonds & notes 0.16%
Information technology 0.14%
Strategy, Inc., convertible notes, 0% 12/1/2029	34,839	28,693

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,651	5,520
Total convertible bonds & notes (cost: $31,707,000)		34,213
Common stocks 0.52%	Shares
Utilities 0.22%
Talen Energy Corp. (h)	117,687	44,114
Light SA, units (h)	4,560,228	1,596
		45,710

Information technology 0.14%
Diebold Nixdorf, Inc. (h)	419,100	28,453

Consumer discretionary 0.13%
Aimbridge Topco, LLC (f)(h)	362,523	26,808
NMG Parent, LLC (f)(h)	281	— (e)
		26,808

Health care 0.03%
Mallinckrodt PLC (h)	75,391	6,744
Par Health, Inc. (a)(h)	75,391	707
Endo, LP, Class A1 (a)(h)	145,095	101
		7,552

39	American Funds Multi-Sector Income Fund

Common stocks (continued)	Shares	Value (000)
Energy 0.00%
New Fortress Energy, Inc., Class A (h)	343,097	$391
Mesquite Energy, Inc. (f)(h)	127	8
		399

Materials 0.00%
Venator Materials PLC (f)(h)	9,406	— (e)

Industrials 0.00%
AM BidCo Holdings, LLC (f)(h)	271	— (e)
Total common stocks (cost: $88,032,000)		108,922
Preferred securities 0.05%
Financials 0.05%
AH Parent, Inc., Class A, 26.27% Cash perpetual cumulative preferred shares (c)(f)(g)	10,110	10,487

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(f)(h)	5	9
Total preferred securities (cost: $9,964,000)		10,496
Rights & warrants 0.00%
Communication services 0.00%
SES SA (CVR) (h)	1	— (e)
Total rights & warrants (cost: $0)		— (e)
Short-term securities 2.83%
Money market investments 2.83%
Capital Group Central Cash Fund 3.79% (n)(o)	5,875,212	587,580
Total short-term securities (cost: $587,506,000)		587,580
Options purchased (equity style) 0.01%
Options purchased (equity style)*		2,621
Total options purchased (equity style) (cost: $4,137,000)		2,621
Total investment securities 98.95% (cost: $20,344,334,000)		20,575,729
Total options written (equity style)† 0.00% (premium received: $2,171,000)		(1,421)
Other assets less liabilities 1.05%		217,441
Net assets 100.00%		$20,791,749
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	25,260	3/13/2026	USD96.63	USD6,315,000	$2,526
3 Month SOFR Futures Option	660	12/11/2026	98.00	165,000	95
					$2,621

American Funds Multi-Sector Income Fund	40

†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2025 (000)
Call
3 Month SOFR Futures Option	25,260	3/13/2026	USD96.81	USD(6,315,000)	$(1,421)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	9,960	4/6/2026	USD2,079,539	$(663)
5 Year U.S. Treasury Note Futures	Long	13,471	4/6/2026	1,472,443	(3,550)
10 Year Euro-Bund Futures	Short	107	3/10/2026	(16,041)	122
10 Year U.S. Treasury Note Futures	Long	1,663	3/31/2026	186,984	(1,599)
10 Year Ultra U.S. Treasury Note Futures	Short	12,012	3/31/2026	(1,381,568)	5,748
20 Year U.S. Treasury Bond Futures	Long	3,852	3/31/2026	445,267	(5,609)
30 Year Euro-Buxl Futures	Short	20	3/10/2026	(2,588)	58
30 Year Ultra U.S. Treasury Bond Futures	Short	1,589	3/31/2026	(187,502)	3,661
					$(1,832)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	91,294	EUR	77,651	Morgan Stanley	1/16/2026	$(32)
USD	75,843	EUR	64,319	Standard Chartered Bank	1/28/2026	151
						$119
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 12/31/2025 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD405,705	$30,998	$29,373	$1,625
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	46,120	1,046	1,026	20
CDX.NA.IG.45	1.00%	Quarterly	12/20/2035	810,000	6,795	6,083	712
					$38,839	$36,482	$2,357

41	American Funds Multi-Sector Income Fund

Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Short-term securities 2.83%
Money market investments 2.83%
Capital Group Central Cash Fund 3.79% (n)	$561,373	$5,566,218	$5,540,040	$52	$(23)	$587,580	$26,627
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025	$12,614	$13,933	0.07%
AH Parent, Inc., Class A, 26.27% Cash perpetual cumulative preferred shares (f)(g)	9/27/2024	9,959	10,487	0.05
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-6/24/2024	9,792	10,060	0.05
Modec Finance BV 7.84% 7/15/2026 (f)	7/28/2023	9,000	9,113	0.04
Sasol Financing USA, LLC 8.75% 5/3/2029	4/9/2024-4/15/2024	8,543	8,569	0.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (j)(m)	9/13/2023	4,308	4,402	0.02
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 5.25% 7/14/2033	3/25/2025 - 12/18/2025	2,210	2,198	0.01
Sun Hung Kai Properties (Capital Market), Ltd. 2.875% 1/21/2030	11/17/2025	285	285	0.00 (e)
Total		$56,711	$59,047	0.28%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,209,570,000, which represented 44.29% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Scheduled interest and/or principal payment was not received.
(e)	Amount less than one thousand.
(f)	Value determined using significant unobservable inputs.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Non-income producing.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Represents securities transacted on a TBA basis.
(l)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $75,715,000, which represented 0.36% of the net assets of the fund.
(m)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $343,301,000, which represented 1.65% of the net assets of the fund.

(n)	Rate represents the seven-day yield at 12/31/2025.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Multi-Sector Income Fund	42

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CAB = Capital Appreciation Bonds
CLO = Collateralized Loan Obligations
CME = CME Group
CVR = Contingent Value Rights
DAC = Designated Activity Company
Dev. = Development
Dist. = District
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

43	American Funds Multi-Sector Income Fund

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $19,756,828)	$19,988,149
Affiliated issuers (cost: $587,506)	587,580	$20,575,729
Cash		12,188
Unrealized appreciation on open forward currency contracts		151
Receivables for:
Sales of investments	542
Sales of fund’s shares	28,298
Dividends and interest	276,805
Variation margin on futures contracts	2,886
Variation margin on centrally cleared swap contracts	80
Other	73	308,684
		20,896,752
Liabilities:
Unrealized depreciation on open forward currency contracts		32
Options written, at value (premium received: $2,171)		1,421
Payables for:
Purchases of investments	69,606
Repurchases of fund’s shares	20,425
Dividends on fund’s shares	2,778
Investment advisory services	5,611
Services provided by related parties	1,259
Trustees’ deferred compensation	67
Variation margin on futures contracts	3,457
Variation margin on centrally cleared swap contracts	303
Other	44	103,550
Commitments and contingencies*
Net assets at December 31, 2025		$20,791,749
Net assets consist of:
Capital paid in on shares of beneficial interest		$20,722,292
Total distributable earnings (accumulated loss)		69,457
Net assets at December 31, 2025		$20,791,749
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	44

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,191,737 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$1,824,856	192,365	$9.49
Class C	84,092	8,864	9.49
Class T	25	3	9.49
Class F-1	31,439	3,314	9.49
Class F-2	5,171,801	545,180	9.49
Class F-3	2,034,600	214,475	9.49
Class 529-A	41,659	4,391	9.49
Class 529-C	2,304	243	9.49
Class 529-E	1,163	123	9.49
Class 529-T	33	3	9.49
Class 529-F-1	33	3	9.49
Class 529-F-2	21,889	2,307	9.49
Class 529-F-3	12	1	9.49
Class R-1	613	65	9.49
Class R-2	3,021	318	9.49
Class R-2E	90	10	9.49
Class R-3	5,324	561	9.49
Class R-4	3,058	322	9.49
Class R-5E	2,343	247	9.49
Class R-5	1,586	167	9.49
Class R-6	11,561,808	1,218,775	9.49

Refer to the notes to financial statements.

45	American Funds Multi-Sector Income Fund

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $12)	$1,196,631
Dividends (includes $26,627 from affiliates)	27,694	$1,224,325
Fees and expenses*:
Investment advisory services	60,193
Distribution services	5,565
Transfer agent services	6,018
Administrative services	5,553
529 plan services	30
Reports to shareholders	337
Registration statement and prospectus	1,085
Trustees’ compensation	68
Auditing and legal	128
Custodian	204
Other	185
Total fees and expenses before waivers and/or reimbursements	79,366
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	10
Transfer agent services waiver	4
Total fees and expenses after waivers and/or reimbursements		79,352
Net investment income		1,144,973
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	63,537
Affiliated issuers	52
Options written	1,116
Futures contracts	19,427
Forward currency contracts	(14,811)
Swap contracts	21,554
In-kind redemptions	13,670
Currency transactions	462	105,007
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	197,085
Affiliated issuers	(23)
Options written	751
Futures contracts	(12,677)
Forward currency contracts	(1,839)
Swap contracts	2,992
Currency translations	275	186,564
Net realized gain (loss) and unrealized appreciation (depreciation)		291,571
Net increase (decrease) in net assets resulting from operations		$1,436,544
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Multi-Sector Income Fund	46

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$1,144,973	$959,391
Net realized gain (loss)	105,007	100,188
Net unrealized appreciation (depreciation)	186,564	(56,406)
Net increase (decrease) in net assets resulting from operations	1,436,544	1,003,173
Distributions paid or accrued to shareholders	(1,173,764)	(967,930)
Net capital share transactions	3,573,307	3,645,693
Total increase (decrease) in net assets	3,836,087	3,680,936
Net assets:
Beginning of year	16,955,662	13,274,726
End of year	$20,791,749	$16,955,662
Refer to the notes to financial statements.

47	American Funds Multi-Sector Income Fund

Notes to financial statements
1. Organization

American Funds Multi-Sector Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide a high level of current income. Its secondary investment objective is capital appreciation.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Multi-Sector Income Fund	48

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the year ended December 31, 2025,  the fund delivered $507,249,000 of investment securities in connection with in-kind redemptions. Net realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

49	American Funds Multi-Sector Income Fund

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$13,701,258	$17,846	$13,719,104
Mortgage-backed obligations	—	2,770,585	18,026	2,788,611
Bonds & notes of governments & government agencies outside the U.S.	—	1,201,578	—	1,201,578
Asset-backed obligations	—	1,171,607	—	1,171,607
U.S. Treasury bonds & notes	—	541,247	—	541,247
Loans	—	327,996	15,303	343,299
Municipals	—	61,239	—	61,239
Federal agency bonds & notes	—	5,212	—	5,212
Convertible bonds & notes	—	34,213	—	34,213
Common stocks	72,958	9,148	26,816	108,922
Preferred securities	—	—	10,496	10,496
Rights & warrants	—	— *	—	— *
Short-term securities	587,580	—	—	587,580
Options purchased on futures (equity style)	2,621	—	—	2,621
Total	$663,159	$19,824,083	$88,487	$20,575,729

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,589	$—	$—	$9,589
Unrealized appreciation on open forward currency contracts	—	151	—	151
Unrealized appreciation on centrally cleared credit default swaps	—	2,357	—	2,357
Liabilities:
Value of options written (equity style)	(1,421)	—	—	(1,421)
Unrealized depreciation on futures contracts	(11,421)	—	—	(11,421)
Unrealized depreciation on open forward currency contracts	—	(32)	—	(32)
Total	$(3,253)	$2,476	$—	$(777)
*
Amount less than one thousand.
†
Options written, futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental

51	American Funds Multi-Sector Income Fund

authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, the fund’s investments outside the United States may be subject to limited available information and, may be more difficult to value than investments in the United States; the fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Funds Multi-Sector Income Fund	52

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

53	American Funds Multi-Sector Income Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $1,809,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Multi-Sector Income Fund	54

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $5,959,450,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $5,752,376,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $164,764,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

55	American Funds Multi-Sector Income Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $636,993,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forwards currency contracts and credit default swaps as of, or for the year ended, December 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$2,621	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	1,421
Futures	Interest	Unrealized appreciation*	9,589	Unrealized depreciation*	11,421
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	151	Unrealized depreciation on open forward currency contracts	32
Swap (centrally cleared)	Credit	Unrealized appreciation*	2,357	Unrealized depreciation*	—
			$14,718		$12,874

Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	56

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(3,758)	Net unrealized appreciation (depreciation) on investments	$(1,516)
Options written (equity style)	Interest	Net realized gain (loss) on options written	1,116	Net unrealized appreciation (depreciation) on options written	751
Futures	Interest	Net realized gain (loss) on futures contracts	19,427	Net unrealized appreciation (depreciation) on futures contracts	(12,677)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(14,811)	Net unrealized appreciation (depreciation) on forward currency contracts	(1,839)
Swap	Credit	Net realized gain (loss) on swap contracts	21,554	Net unrealized appreciation (depreciation) on swap contracts	2,992
			$23,528		$(12,289)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, credit default swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Standard Chartered Bank	$151	$ —	$ —	$ —	$151
Total	$151	$ —	$ —	$ —	$151
Liabilities:
Morgan Stanley	$32	$ —	$ —	$ —	$32
Total	$32	$ —	$ —	$ —	$32
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

57	American Funds Multi-Sector Income Fund

As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2025, the fund reclassified $13,638,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$4,746
Capital loss carryforward*	(149,330)
Gross unrealized appreciation on investments	631,229
Gross unrealized depreciation on investments	(401,177)
Net unrealized appreciation (depreciation) on investments	230,052
Cost of investments	20,308,418
*
Reflects the utilization of capital loss carryforward of $83,144,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gainswhile a capital loss carryforward remains.

American Funds Multi-Sector Income Fund	58

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended December 31,
Share class	2025	2024
Class A	$93,361	$59,525
Class C	3,682	2,083
Class T	1	2
Class F-1	1,624	1,228
Class F-2	278,644	196,388
Class F-3	92,678	53,566
Class 529-A	2,139	1,333
Class 529-C	106	78
Class 529-E	63	42
Class 529-T	2	2
Class 529-F-1	2	2
Class 529-F-2	1,093	635
Class 529-F-3	1	1
Class R-1	29	13
Class R-2	149	97
Class R-2E	7	4
Class R-3	252	172
Class R-4	216	139
Class R-5E	131	71
Class R-5	89	50
Class R-6	699,495	652,499
Total	$1,173,764	$967,930
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.332% on the first $15.0 billion of daily net assets and decreasing to 0.300% on such assets in excess of $15.0 billion. On March 3, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2025, decreasing the annual rate to 0.290% on daily net assets in excess of $17.0 billion. CRMC waived investment advisory services fees of $10,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $60,193,000 were reduced to $60,183,000, both of which were equivalent to an annualized rate of 0.325% of average daily net assets.

59	American Funds Multi-Sector Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.30% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, unreimbursed expenses subject to reimbursement totaled $1,471,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2025, AFS waived transfer agent services fees of $4,000 for share classes R-3 and R-5E. AFS does not intend to recoup this waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $30,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

American Funds Multi-Sector Income Fund	60

For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$4,643	$1,122	$464	Not applicable
Class C	691	50	21	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	67	32	8	Not applicable
Class F-2	Not applicable	4,719	1,327	Not applicable
Class F-3	Not applicable	2	435	Not applicable
Class 529-A	82	23	11	$19
Class 529-C	20	1	1	1
Class 529-E	5	— *	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	6	5	9
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	5	— *	— *	Not applicable
Class R-2	20	5	1	Not applicable
Class R-2E	1	— *	— *	Not applicable
Class R-3	22	7	1	Not applicable
Class R-4	9	2	1	Not applicable
Class R-5E	Not applicable	4	1	Not applicable
Class R-5	Not applicable	1	— *	Not applicable
Class R-6	Not applicable	44	3,277	Not applicable

Total class-specific expenses	$5,565	$6,018	$5,553	$30
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $68,000 in the fund’s statement of operations reflects $60,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

61	American Funds Multi-Sector Income Fund

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended December 31, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$666,756	70,734	$91,898	9,741	$(265,287)	(28,231)	$493,367	52,244
Class C	40,188	4,262	3,642	386	(17,415)	(1,856)	26,415	2,792
Class T	—	—	—	—	—	—	—	—
Class F-1	14,006	1,483	1,609	171	(7,937)	(845)	7,678	809
Class F-2	2,082,833	221,277	274,344	29,079	(872,609)	(92,952)	1,484,568	157,404
Class F-3	1,115,557	117,982	83,933	8,895	(259,280)	(27,608)	940,210	99,269
Class 529-A	18,996	2,016	2,131	226	(8,956)	(953)	12,171	1,289
Class 529-C	1,174	125	105	11	(688)	(73)	591	63
Class 529-E	327	35	62	7	(194)	(21)	195	21
Class 529-T	—	—	2	1	—	—	2	1
Class 529-F-1	—	—	2	1	—	—	2	1
Class 529-F-2	10,006	1,062	1,090	114	(2,914)	(309)	8,182	867
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	234	25	28	3	(66)	(7)	196	21
Class R-2	965	103	149	15	(492)	(52)	622	66
Class R-2E	611	64	6	1	(637)	(67)	(20)	(2)
Class R-3	2,723	289	251	26	(1,330)	(143)	1,644	172
Class R-4	680	72	216	22	(1,188)	(125)	(292)	(31)
Class R-5E	948	101	130	14	(634)	(68)	444	47
Class R-5	1,172	124	81	9	(701)	(75)	552	58
Class R-6	1,040,435	110,431	698,087	74,015	(1,141,743)	(121,399)	596,779	63,047
Total net increase (decrease)	$4,997,611	530,185	$1,157,767	122,737	$(2,582,071)	(274,784)	$3,573,307	378,138
Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	62

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$699,010	74,477	$58,387	6,231	$(162,636)	(17,361)	$594,761	63,347
Class C	36,966	3,931	2,059	220	(7,891)	(842)	31,134	3,309
Class T	—	—	—	—	—	—	—	—
Class F-1	14,097	1,509	1,218	130	(8,769)	(940)	6,546	699
Class F-2	1,491,043	159,311	193,114	20,623	(696,299)	(74,502)	987,858	105,432
Class F-3	485,046	51,664	52,589	5,616	(143,040)	(15,298)	394,595	41,982
Class 529-A	17,099	1,826	1,329	142	(5,208)	(557)	13,220	1,411
Class 529-C	1,522	163	78	8	(957)	(102)	643	69
Class 529-E	639	69	42	5	(51)	(6)	630	68
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	8,201	877	633	67	(1,683)	(179)	7,151	765
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	321	35	11	1	(39)	(4)	293	32
Class R-2	1,319	141	97	10	(293)	(31)	1,123	120
Class R-2E	125	13	2	— †	(43)	(4)	84	9
Class R-3	1,698	181	170	18	(510)	(54)	1,358	145
Class R-4	2,154	229	139	15	(369)	(39)	1,924	205
Class R-5E	1,369	145	69	8	(447)	(48)	991	105
Class R-5	460	49	47	5	(25)	(3)	482	51
Class R-6	1,384,672	148,064	651,826	69,638	(433,603)	(46,447)	1,602,895	171,255
Total net increase (decrease)	$4,145,741	442,684	$961,815	102,737	$(1,461,863)	(156,417)	$3,645,693	389,004
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $16,786,557,000 and $13,345,001,000, respectively, during the year ended December 31, 2025.

63	American Funds Multi-Sector Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$9.35	$.55	$.16	$.71	$(.57 )	$—	$(.57 )	$9.49	7.78%	$1,825	.74%	.74%	5.87%
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.59	1,310.75		.75	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.58	716.77		.77	5.86
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [5]	(.40 )	8.95	(12.05)	619.79		.78	4.44
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.38	680.84		.83	3.34
Class C:
12/31/2025	9.35	.49	.15	.64	(.50 )	—	(.50 )	9.49	7.03	84	1.44	1.44	5.17
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.85	57	1.45	1.45	5.31
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.81	26	1.47	1.47	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [5]	(.34 )	8.95	(12.67)	17	1.49	1.49	3.70
12/31/2021	10.81	.28	(.10 )	.18	(.29 )	(.07 )	(.36 )	10.63	1.67	24	1.54	1.53	2.63
Class T:
12/31/2025	9.35	.58	.16	.74	(.60 )	—	(.60 )	9.49	8.11 [6]	— [7]	.42 [6]	.42 [6]	6.20 [6]
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.94 [6]	— [7]	.42 [6]	.42 [6]	6.35 [6]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.97 [6]	— [7]	.41 [6]	.41 [6]	6.22 [6]
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.79)[6]	— [7]	.48 [6]	.48 [6]	4.74 [6]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.63 [6]	— [7]	.59 [6]	.59 [6]	3.61 [6]
Class F-1:
12/31/2025	9.35	.55	.16	.71	(.57 )	—	(.57 )	9.49	7.78	31.74		.74	5.88
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.60	24.74		.74	6.03
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.60	17.75		.75	5.88
12/31/2022	10.63	.42	(1.70)	(1.28)	(.40 )	— [5]	(.40 )	8.95	(12.06)	15.79		.79	4.45
12/31/2021	10.81	.36	(.11 )	.25	(.36 )	(.07 )	(.43 )	10.63	2.37	15.85		.85	3.33
Class F-2:
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.06	5,172.47		.47	6.14
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.88	3,625.48		.48	6.30
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.89	2,631.48		.48	6.19
12/31/2022	10.63	.46	(1.71)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.81)	1,526.50		.50	4.90
12/31/2021	10.81	.38	(.10 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.66	804.56		.56	3.55
Class F-3:
12/31/2025	9.35	.59	.15	.74	(.60 )	—	(.60 )	9.49	8.18	2,035.37		.37	6.22
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	1,077.37		.37	6.40
12/31/2023	8.95	.57	.38	.95	(.58 )	—	(.58 )	9.32	11.01	682.38		.38	6.29
12/31/2022	10.63	.46	(1.70)	(1.24)	(.44 )	— [5]	(.44 )	8.95	(11.72)	443.41		.40	4.92
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.73	297.49		.48	3.64
Class 529-A:
12/31/2025	9.35	.55	.16	.71	(.57 )	—	(.57 )	9.49	7.80	42.72		.72	5.89
12/31/2024	9.32	.56	.04	.60	(.57 )	—	(.57 )	9.35	6.58	29.76		.76	6.01
12/31/2023	8.95	.53	.38	.91	(.54 )	—	(.54 )	9.32	10.59	16.76		.76	5.90
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [5]	(.41 )	8.95	(12.03)	10.76		.75	4.50
12/31/2021	10.81	.36	(.10 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.43	10.81		.80	3.35
Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	64

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$9.35	$.48	$.16	$.64	$(.50 )	$—	$(.50 )	$9.49	6.98%	$2	1.49%	1.49%	5.13%
12/31/2024	9.32	.50	.03	.53	(.50 )	—	(.50 )	9.35	5.81	2	1.49	1.49	5.28
12/31/2023	8.95	.47	.38	.85	(.48 )	—	(.48 )	9.32	9.79	1	1.49	1.49	5.17
12/31/2022	10.63	.35	(1.69)	(1.34)	(.34 )	— [5]	(.34 )	8.95	(12.68)	1	1.49	1.49	3.75
12/31/2021	10.81	.28	(.11 )	.17	(.28 )	(.07 )	(.35 )	10.63	1.65	1	1.54	1.54	2.61
Class 529-E:
12/31/2025	9.35	.53	.16	.69	(.55 )	—	(.55 )	9.49	7.56	1.94		.94	5.67
12/31/2024	9.32	.55	.03	.58	(.55 )	—	(.55 )	9.35	6.40	1.94		.94	5.83
12/31/2023	8.95	.52	.38	.90	(.53 )	—	(.53 )	9.32	10.42	— [7]	.92	.92	5.77
12/31/2022	10.63	.41	(1.70)	(1.29)	(.39 )	— [5]	(.39 )	8.95	(12.18)[6]	— [7]	.93 [6]	.92 [6]	4.29 [6]
12/31/2021	10.81	.34	(.10 )	.24	(.35 )	(.07 )	(.42 )	10.63	2.25 [6]	— [7]	.98 [6]	.97 [6]	3.18 [6]
Class 529-T:
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.05 [6]	— [7]	.49 [6]	.49 [6]	6.13 [6]
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.89 [6]	— [7]	.47 [6]	.47 [6]	6.30 [6]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92 [6]	— [7]	.46 [6]	.46 [6]	6.18 [6]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.82)[6]	— [7]	.53 [6]	.52 [6]	4.71 [6]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [6]	— [7]	.65 [6]	.65 [6]	3.55 [6]
Class 529-F-1:
12/31/2025	9.35	.57	.16	.73	(.59 )	—	(.59 )	9.49	7.98 [6]	— [7]	.55 [6]	.55 [6]	6.07 [6]
12/31/2024	9.32	.58	.04	.62	(.59 )	—	(.59 )	9.35	6.81 [6]	— [7]	.55 [6]	.55 [6]	6.23 [6]
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.82 [6]	— [7]	.55 [6]	.55 [6]	6.08 [6]
12/31/2022	10.63	.44	(1.70)	(1.26)	(.42 )	— [5]	(.42 )	8.95	(11.88)[6]	— [7]	.60 [6]	.59 [6]	4.64 [6]
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.57 [6]	— [7]	.66 [6]	.65 [6]	3.54 [6]
Class 529-F-2:
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.09	22.45		.45	6.15
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.90	14.46		.46	6.31
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.93	6.45		.45	6.22
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.81)	3.51		.50	4.75
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.59	3.63		.63	3.55
Class 529-F-3:
12/31/2025	9.35	.58	.16	.74	(.60 )	—	(.60 )	9.49	8.11	— [7]	.43	.43	6.19
12/31/2024	9.32	.59	.04	.63	(.60 )	—	(.60 )	9.35	6.91	— [7]	.44	.44	6.33
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.92	— [7]	.45	.45	6.18
12/31/2022	10.63	.45	(1.70)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.79)	— [7]	.49	.49	4.74
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.67	— [7]	.59	.57	3.64
Class R-1:
12/31/2025	9.35	.49	.16	.65	(.51 )	—	(.51 )	9.49	7.07	1	1.40	1.40	5.21
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	5.99 [6]	— [7]	1.34 [6]	1.34 [6]	5.45 [6]
12/31/2023	8.95	.49	.38	.87	(.50 )	—	(.50 )	9.32	10.10 [6]	— [7]	1.21 [6]	1.21 [6]	5.47 [6]
12/31/2022	10.63	.39	(1.70)	(1.31)	(.37 )	— [5]	(.37 )	8.95	(12.34)[6]	— [7]	1.11 [6]	1.11 [6]	4.14 [6]
12/31/2021	10.81	.31	(.10 )	.21	(.32 )	(.07 )	(.39 )	10.63	1.97 [6]	— [7]	1.29 [6]	1.28 [6]	2.90 [6]
Refer to the end of the table(s) for footnote(s).

65	American Funds Multi-Sector Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$9.35	$.50	$.15	$.65	$(.51 )	$—	$(.51 )	$9.49	7.18%	$3	1.30%	1.30%	5.31%
12/31/2024	9.32	.51	.04	.55	(.52 )	—	(.52 )	9.35	6.02	2	1.29	1.29	5.47
12/31/2023	8.95	.48	.38	.86	(.49 )	—	(.49 )	9.32	9.91	1	1.37	1.37	5.31
12/31/2022	10.63	.37	(1.70)	(1.33)	(.35 )	— [5]	(.35 )	8.95	(12.55)	1	1.34	1.34	3.85
12/31/2021	10.81	.30	(.10 )	.20	(.31 )	(.07 )	(.38 )	10.63	1.87	1	1.31	1.31	2.82
Class R-2E:
12/31/2025	9.35	.54	.14	.68	(.54 )	—	(.54 )	9.49	7.48 [6]	— [7]	1.05 [6]	1.05 [6]	5.79 [6]
12/31/2024	9.32	.55	.05	.60	(.57 )	—	(.57 )	9.35	6.55 [6]	— [7]	.87 [6]	.87 [6]	5.89 [6]
12/31/2023	8.95	.56	.38	.94	(.57 )	—	(.57 )	9.32	10.94 [6]	— [7]	.44 [6]	.44 [6]	6.20 [6]
12/31/2022	10.63	.44	(1.69)	(1.25)	(.43 )	— [5]	(.43 )	8.95	(11.79)[6]	— [7]	.50 [6]	.49 [6]	4.68 [6]
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69 [6]	— [7]	.54 [6]	.54 [6]	3.66 [6]
Class R-3:
12/31/2025	9.35	.53	.16	.69	(.55 )	—	(.55 )	9.49	7.55	5	1.03	.96	5.65
12/31/2024	9.32	.54	.04	.58	(.55 )	—	(.55 )	9.35	6.35	4.98		.97	5.80
12/31/2023	8.95	.51	.38	.89	(.52 )	—	(.52 )	9.32	10.31	2	1.00	1.00	5.68
12/31/2022	10.63	.39	(1.69)	(1.30)	(.38 )	— [5]	(.38 )	8.95	(12.30)	1	1.06	1.06	4.14
12/31/2021	10.81	.33	(.10 )	.23	(.34 )	(.07 )	(.41 )	10.63	2.15	1	1.07	1.07	3.11
Class R-4:
12/31/2025	9.35	.56	.15	.71	(.57 )	—	(.57 )	9.49	7.86	3.66		.66	5.95
12/31/2024	9.32	.57	.03	.60	(.57 )	—	(.57 )	9.35	6.65	3.68		.68	6.06
12/31/2023	8.95	.53	.39	.92	(.55 )	—	(.55 )	9.32	10.62	1.73		.73	5.92
12/31/2022	10.63	.42	(1.69)	(1.27)	(.41 )	— [5]	(.41 )	8.95	(12.02)	1.75		.75	4.34
12/31/2021	10.81	.37	(.11 )	.26	(.37 )	(.07 )	(.44 )	10.63	2.44	2.78		.77	3.44
Class R-5E:
12/31/2025	9.35	.58	.15	.73	(.59 )	—	(.59 )	9.49	8.04	2.56		.49	6.12
12/31/2024	9.32	.59	.03	.62	(.59 )	—	(.59 )	9.35	6.84	2.52		.51	6.25
12/31/2023	8.95	.55	.38	.93	(.56 )	—	(.56 )	9.32	10.83	1.54		.54	6.13
12/31/2022	10.63	.43	(1.69)	(1.26)	(.42 )	— [5]	(.42 )	8.95	(11.88)	— [7]	.59	.59	4.49
12/31/2021	10.81	.38	(.11 )	.27	(.38 )	(.07 )	(.45 )	10.63	2.60	1.63		.63	3.56
Class R-5:
12/31/2025	9.35	.58	.16	.74	(.60 )	—	(.60 )	9.49	8.13	2.42		.42	6.21
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.95	1.41		.41	6.35
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	10.99	1.39		.39	6.25
12/31/2022	10.63	.44	(1.68)	(1.24)	(.44 )	— [5]	(.44 )	8.95	(11.77)	— [7]	.48	.48	4.58
12/31/2021	10.81	.39	(.11 )	.28	(.39 )	(.07 )	(.46 )	10.63	2.69	— [7]	.51	.51	3.64
Class R-6:
12/31/2025	9.35	.59	.15	.74	(.60 )	—	(.60 )	9.49	8.18	11,562.37		.37	6.25
12/31/2024	9.32	.60	.03	.63	(.60 )	—	(.60 )	9.35	6.99	10,805.37		.37	6.41
12/31/2023	8.95	.56	.39	.95	(.58 )	—	(.58 )	9.32	11.01	9,174.38		.38	6.29
12/31/2022	10.63	.48	(1.72)	(1.24)	(.44 )	— [5]	(.44 )	8.95	(11.72)	6,532.39		.39	5.21
12/31/2021	10.81	.39	(.10 )	.29	(.40 )	(.07 )	(.47 )	10.63	2.74	1,457.47		.47	3.61
Refer to the end of the table(s) for footnote(s).

American Funds Multi-Sector Income Fund	66

Financial highlights (continued)

Portfolio turnover rate for all share classes[8,9]	Year ended December 31,
	2025[10]	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	75%	76%	62%	40%	36%
Including mortgage dollar roll transactions	102%	78%	62%	40%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Amount less than $.01.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Rate does not include the fund’s portfolio activity with respect to any Central Funds.
[9]	Refer to Note 5 for more information on mortgage dollar rolls.
[10]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

67	American Funds Multi-Sector Income Fund

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Multi-Sector Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of American Funds Multi-Sector Income Fund (the “Fund”), including the investment portfolio, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Multi-Sector Income Fund	68

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Qualified dividend income	$2,252,000
Section 163(j) interest dividends	$1,149,631,000
Corporate dividends received deduction	$206,000
U.S. government income that may be exempt from state taxation	$37,106,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

69

Changes in and disagreements with accountants

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.
 D&T’s reports on the fund’s financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund’s financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to the fund’s Form N-CSR.
During the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

American Funds Multi-Sector Income Fund	70

Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
2,014,478,349
Total shares voting on November 25, 2025:
1,923,263,336 (95.5% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,778,949,363	92.5%	144,313,972	7.5%
Pramod Atluri	1,917,398,710	99.7%	5,864,626	0.3%
Francisco G. Cigarroa	1,917,632,557	99.7%	5,630,778	0.3%
Nariman Farvardin	1,917,476,119	99.7%	5,787,217	0.3%
Jennifer C. Feikin	1,917,744,446	99.7%	5,518,889	0.3%
Leslie Stone Heisz	1,917,717,740	99.7%	5,545,596	0.3%
Merit E. Janow	1,917,648,344	99.7%	5,614,992	0.3%
Martin E. Koehler	1,918,159,817	99.7%	5,103,518	0.3%
Benjamin R. Miller	1,918,109,162	99.7%	5,154,173	0.3%
Josette Sheeran	1,917,690,428	99.7%	5,572,907	0.3%
Margaret Spellings	1,917,747,794	99.7%	5,515,541	0.3%
Alexandra Trower	1,917,555,555	99.7%	5,707,781	0.3%
Paul S. Williams	1,917,936,723	99.7%	5,326,613	0.3%
Courtney K. Wolf	1,917,778,363	99.7%	5,484,972	0.3%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

71	American Funds Multi-Sector Income Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On December 10, 2025, Deloitte & Touche LLP (“D&T”) was dismissed and PricewaterhouseCoopers LLP (“PwC”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. The dismissal does not affect D&T’s previous engagement to audit the fund’s financial statements for the fiscal year ended December 31, 2025.

D&T's reports on the fund's financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, (i) were there any disagreements between management and D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that D&T furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an exhibit to this Form N-CSR.

During the fund's fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 11, 2026, neither the fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

(a)(3) Change in registrant’s independent registered public accounting firm – Auditor’s response letter to SEC is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Multi-Sector Income Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 09, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 09, 2026